UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08416

Touchstone Variable Series Trust
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203
(Address of principal executive offices) (Zip code)

Jill T. McGruder
303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: December 31

Date of reporting period: June 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

June 30, 2013

(Unaudited)

Semi-Annual Report

Touchstone Variable Series Trust

Touchstone Baron Small Cap Growth Fund

Touchstone Core Bond Fund

Touchstone High Yield Fund

Touchstone Large Cap Core Equity Fund

Touchstone Mid Cap Growth Fund

Touchstone Money Market Fund

Touchstone Third Avenue Value Fund

Touchstone Aggressive ETF Fund

Touchstone Conservative ETF Fund

Touchstone Enhanced ETF Fund

Touchstone Moderate ETF Fund

Table of Contents

Page
Tabular Presentation of Portfolios of Investments	3 - 4
Portfolio of Investments:
Touchstone Baron Small Cap Growth Fund	5
Touchstone Core Bond Fund	7
Touchstone High Yield Fund	14
Touchstone Large Cap Core Equity Fund	18
Touchstone Mid Cap Growth Fund	20
Touchstone Money Market Fund	22
Touchstone Third Avenue Value Fund	26
Touchstone Aggressive ETF Fund	27
Touchstone Conservative ETF Fund	28
Touchstone Enhanced ETF Fund	29
Touchstone Moderate ETF Fund	30
Statements of Assets and Liabilities	32 - 33
Statements of Operations	34 - 35
Statements of Changes in Net Assets	36 - 39
Financial Highlights	40 - 45
Notes to Financial Statements	46 - 57
Other Items	58 - 61
Privacy Protection Policy	63

2

Tabular Presentation of Portfolios of Investments (Unaudited)

June 30, 2013

The illustrations below provide each Fund’s credit quality and portfolio allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.

Touchstone Baron Small Cap Growth Fund

Sector Allocation*	(% of Net Assets)
Consumer Discretionary	30.3%
Industrials	19.8
Financials	19.6
Information Technology	10.1
Consumer Staples	5.8
Health Care	5.2
Utilities	4.4
Energy	3.8
Materials	0.6
Investment Fund	5.9
Other Assets/Liabilities (Net)	(5.5)
Total	100.0%

Touchstone Core Bond Fund

Credit Quality**	(% of Investment Securities)
AAA/Aaa	58.5%
AA/Aa	2.6
A	12.1
BBB/Baa	12.9
BB/Ba	3.5
B	4.4
CCC	0.5
CC	1.2
NR	4.3
Total	100.0%

Touchstone High Yield Fund

Credit Quality**	(% of Investment Securities)
BBB/Baa	1.3%
BB/Ba	40.3
B/B	54.6
CCC/Caa	3.8
Total	100.0%

Touchstone Large Cap Core Equity Fund

Sector Allocation*	(% of Net Assets)
Financials	19.3%
Information Technology	18.8
Industrials	14.8
Health Care	14.4
Consumer Discretionary	10.5
Energy	9.3
Consumer Staples	6.6
Telecommunication Services	1.2
Utilities	1.1
Materials	0.8
Investment Funds	4.4
Other Assets/Liabilities (Net)	(1.2)
Total	100.0%

* Sector Classifications are based upon the Global Industry Classification Standard (GICS®).

** Composite of Standard and Poor's, Moody's and Fitch ratings.

NR - Not Rated

3

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)

Touchstone Mid Cap Growth Fund

Sector Allocation*	(% of Net Assets)
Consumer Discretionary	25.7%
Information Technology	22.4
Health Care	12.3
Industrials	10.2
Energy	9.9
Materials	7.5
Financials	6.5
Consumer Staples	3.5
Telecommunication Services	0.5
Investment Funds	7.2
Other Assets/Liabilities (Net)	(5.7)
Total	100.0%

Touchstone Money Market Fund

Credit Quality** (% of Investment Securities)
A-1/P-1/MIG1/SP1	95.8%
FW1(NR)***	4.2
Total	100.0%

Portfolio Allocation*	(% of Net Assets)
Variable Rate Demand Notes	52.2%
U.S. Government Agency Obligations	22.6
Municipal Bonds	8.5
Corporate Bonds	7.5
Commercial Paper	7.5
Certificate of Deposit	1.7
Total	100.0%

Touchstone Third Avenue Value Fund

Sector Allocation*	(% of Net Assets)
Financials	43.5%
Energy	18.5
Consumer Discretionary	11.3
Information Technology	6.4
Industrials	5.4
Materials	5.3
Telecommunication Services	3.5
Health Care	2.5
Consumer Staples	0.1
Investment Funds	6.0
Other Assets/Liabilities (Net)	(2.5)
Total	100.0%

Touchstone Aggressive ETF Fund
Sector Allocation*	(% of Net Assets)
Exchange Traded Funds	98.3%
Investment Funds	5.1
Other Assets/Liabilities (Net)	(3.4)
Total	100.0%

Touchstone Conservative ETF Fund
Sector Allocation*	(% of Net Assets)
Exchange Traded Funds	98.4%
Investment Funds	3.9
Other Assets/Liabilities (Net)	(2.3)
Total	100.0%

Touchstone Enhanced ETF Fund
Sector Allocation*	(% of Net Assets)
Exchange Traded Funds	98.2%
Investment Funds	25.6
Other Assets/Liabilities (Net)	(23.8)
Total	100.0%

Touchstone Moderate ETF

Sector Allocation*	(% of Net Assets)
Exchange Traded Funds	98.4%
Investment Funds	1.7
Other Assets/Liabilities (Net)	(0.1)
Total	100.0%

*	Sector Classifications are based upon the Global Industry Classification Standard (GICS®).

**	Composite of Standard and Poor's, Moody's and Fitch ratings.

***	Equivalent to Standard & Poor's and Moody's highest short-term ratings of A-1 and P-1, respectively, based upon independent research conducted by First Washington Advisors, Inc.

NR - Not Rated

4

Portfolio of Investments

Touchstone Baron Small Cap Growth Fund – June 30, 2013 (Unaudited)

		Market
	Shares	Value

Common Stocks— 99.6%

Consumer Discretionary — 30.3%
Ameristar Casinos, Inc.	7,000	$184,030
Bright Horizons Family Solutions, Inc.*	516	17,910
Choice Hotels International, Inc.	14,500	575,505
DeVry, Inc.	9,000	279,180
Dick's Sporting Goods, Inc.	13,500	675,810
Interval Leisure Group, Inc.	12,000	239,040
LKQ Corp.*	31,000	798,250
Lumber Liquidators Holdings, Inc.*†	4,900	381,563
Marriott Vacations Worldwide Corp.*	4,000	172,960
Morningstar, Inc.	2,000	155,160
Panera Bread Co. - Class A*	1,880	349,567
Penn National Gaming, Inc.*	9,885	522,521
Pinnacle Entertainment, Inc.*	11,000	216,370
Ralph Lauren Corp.	3,000	521,220
Under Armour, Inc. - Class A*	8,400	501,564
Vail Resorts, Inc.	11,500	707,480
		6,298,130

Industrials — 19.8%
Advisory Board Co. (The)*	969	52,956
Colfax Corp.*	7,700	401,247
Copart, Inc.*	15,000	462,000
CoStar Group, Inc.*	5,700	735,699
Generac Holdings, Inc.	15,000	555,150
Genesee & Wyoming, Inc. - Class A*	12,000	1,018,080
Middleby Corp.*	3,000	510,270
Rexnord Corp.*	10,021	168,854
Valmont Industries, Inc.	1,500	214,635
		4,118,891

Financials — 19.6%
Alexander's, Inc. REIT	800	234,968
Alexandria Real Estate Equities, Inc. REIT	2,500	164,300
Arch Capital Group Ltd. (Bermuda)*	23,000	1,182,430
Artisan Partners Asset Management, Inc.*	5,000	249,550
Carlyle Group LP (The)	8,200	210,740
Cohen & Steers, Inc.†	9,500	322,810
Douglas Emmett, Inc. REIT	16,000	399,200
Eaton Vance Corp.	8,000	300,720
Financial Engines, Inc.	1,490	67,929
LaSalle Hotel Properties REIT	7,500	185,250
Oaktree Capital Group LLC†	4,993	262,382
Primerica, Inc.	13,000	486,720
		4,066,999

Information Technology — 10.1%
Advent Software, Inc.*	10,000	350,600
Booz Allen Hamilton Holding Corp.	26,500	460,570
Bottomline Technologies DE, Inc.*	1,100	27,819
Guidewire Software, Inc.*	5,604	235,648
MAXIMUS, Inc.	6,000	446,880
RealPage, Inc.*	6,000	110,040
SS&C Technologies Holdings, Inc.*	12,215	401,874
Zillow, Inc. - Class A*†	1,219	68,630
		2,102,061

Consumer Staples — 5.8%
Boston Beer Co., Inc. (The) - Class A*†	729	124,397
Church & Dwight Co., Inc.	4,500	277,695
TreeHouse Foods, Inc.*	5,400	353,916
United Natural Foods, Inc.*	8,500	458,915
		1,214,923

Health Care — 5.2%
Brookdale Senior Living, Inc.*	2,500	66,100
CFR Pharmaceuticals SA 144a ADR (Chile)	4,172	94,581
Community Health Systems, Inc.	12,000	562,560
Edwards Lifesciences Corp.*	1,915	128,688
Emeritus Corp.*	7,000	162,260
IDEXX Laboratories, Inc.*	787	70,657
		1,084,846

Utilities — 4.4%
ITC Holdings Corp.	10,000	913,000

Energy — 3.8%
CARBO Ceramics, Inc.†	700	47,201
SEACOR Holdings, Inc.	2,500	207,625
Susser Petroleum Partners LP	5,861	171,727
Targa Resources Corp.	5,500	353,815
		780,368

Materials — 0.6%
CaesarStone Sdot Yam Ltd.(Israel)*	4,214	114,747
Total Common Stocks		$20,693,965

Investment Fund — 5.9%
Invesco Government & Agency Portfolio, Institutional Class**	1,218,012	1,218,012

Total Investment Securities —105.5%
(Cost $10,963,282)		$21,911,977

Liabilities in Excess of Other Assets — (5.5%)		(1,139,990)

Net Assets — 100.0%		$20,771,987

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2013 was $1,166,976.

Portfolio Abbreviations:

ADR - American Depositary Receipt

LP - Limited Partnership

REIT - Real Estate Investment Trust

5

Touchstone Baron Small Cap Growth Fund (Unaudited) (Continued)

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, these securities were valued at $94,581 or 0.5% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$20,693,965	$—	$—	$20,693,965
Investment Fund	1,218,012	—	—	1,218,012
				$21,911,977

See accompanying Notes to Financial Statements.

6

Portfolio of Investments

Touchstone Core Bond Fund – June 30, 2013 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds— 33.0%

	Financials — 9.4%
$5,000	Aircastle Ltd. (Bermuda),
	6.250%, 12/1/19	$5,194
29,000	Ally Financial, Inc., 8.000%, 11/1/31	34,655
175,000	American Express Credit Corp. MTN,
	2.375%, 3/24/17	178,654
200,000	Bank of America Corp. MTN,
	5.000%, 5/13/21	213,253
16,000	Barclays Bank PLC, 144a,
	6.860%, 9/29/49(A)	15,840
195,000	Berkshire Hathaway, Inc.,
	1.550%, 2/9/18	191,054
160,000	Brandywine Operating Partnership LP,
	5.400%, 11/1/14	168,513
290,000	Caterpillar Financial Services Corp.
	MTN, 5.450%, 4/15/18	334,516
15,000	CIT Group, Inc., 5.000%, 8/15/22	14,888
250,000	Citigroup, Inc., 3.375%, 3/1/23	239,154
215,000	Corp. Andina de Fomento
	(Venezuela), 4.375%, 6/15/22	218,932
26,000	EDP Finance BV (Netherlands), 144a,
	6.000%, 2/2/18	26,780
265,000	Ford Motor Credit Co. LLC,
	2.375%, 1/16/18	255,154
305,000	General Electric Capital Corp. MTN,
	4.625%, 1/7/21	325,864
225,000	Goldman Sachs Group, Inc. (The),
	2.375%, 1/22/18	220,912
180,000	Health Care REIT, Inc., 6.125%, 4/15/20	204,481
160,000	HSBC Bank PLC (United Kingdom),
	144a, 4.125%, 8/12/20	167,593
4,000	International Lease Finance Corp.,
	4.625%, 4/15/21	3,679
41,000	International Lease Finance Corp.,
	5.875%, 8/15/22	40,641
265,000	JPMorgan Chase & Co.,
	4.250%, 10/15/20	275,451
16,000	Liberty Mutual Group, Inc., 144a,
	10.750%, 6/15/58(A)	24,400
40,000	MetLife, Inc., 10.750%, 8/1/39	61,800
135,000	Morgan Stanley, 3.750%, 2/25/23	129,098
150,000	Morgan Stanley MTN, 4.100%, 1/26/15	156,475
48,000	MPT Operating Partnership LP / MPT
	Finance Corp., 6.875%, 5/1/21	50,880
42,000	Omega Healthcare Investors, Inc.,
	6.750%, 10/15/22	44,730
28,000	PHH Corp., 7.375%, 9/1/19	29,680
310,000	PNC Bank NA, 2.700%, 11/1/22	281,175
215,000	Simon Property Group LP,
	4.125%, 12/1/21	223,258
170,000	Teachers Insurance & Annuity
	Association of America, 144a,
	6.850%, 12/16/39	207,611
275,000	WCI Finance LLC / WEA Finance LLC,
	144a, 5.700%, 10/1/16	307,313
		4,651,628

	Consumer Discretionary — 5.8%
8,000	Albea Beauty Holdings SA, 144a,
	8.375%, 11/1/19	7,840
26,000	AMC Networks, Inc., 7.750%, 7/15/21	28,405
23,000	American Axle & Manufacturing, Inc.,
	6.250%, 3/15/21	23,374
11,000	Asbury Automotive Group, Inc., 144a,
	8.375%, 11/15/20	12,182
28,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 5.250%, 9/30/22	26,600
3,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 5.750%, 1/15/24	2,895
10,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 6.625%, 1/31/22	10,425
25,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 7.000%, 1/15/19	26,500
5,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 144a, 5.250%, 3/15/21	4,925
42,000	Cequel Communications Holdings I
	LLC / Cequel Capital Corp., 144a,
	6.375%, 9/15/20	42,735
21,000	Clear Channel Worldwide Holdings,
	Inc., 144a, 6.500%, 11/15/22	21,630
7,000	Cogeco Cable, Inc., 144a,
	4.875%, 5/1/20	6,808
610,000	Comcast Corp., 3.125%, 7/15/22	594,339
22,000	Delphi Corp., 5.000%, 2/15/23	22,605
195,000	DIRECTV Holdings LLC / DIRECTV
	Financing Co., Inc., 2.400%, 3/15/17	195,942
12,000	DISH DBS Corp., 4.625%, 7/15/17	12,060
3,000	DISH DBS Corp., 5.875%, 7/15/22	3,045
18,000	DISH DBS Corp., 7.875%, 9/1/19	20,160
10,000	Exide Technologies, 2/1/18(B)†	6,100
50,000	Goodyear Tire & Rubber Co.,
	8.750%, 8/15/20	58,250
150,000	Home Depot, Inc., 5.950%, 4/1/41	178,702
10,000	Intelsat Jackson Holdings SA, 144a,
	5.500%, 8/1/23	9,400
10,000	International Automotive
	Components Group SA (Spain),
	144a, 9.125%, 6/1/18	10,000
9,000	Libbey Glass, Inc., 6.875%, 5/15/20	9,416
5,000	LKQ Corp., 144a, 4.750%, 5/15/23	4,775
38,000	Ltd. Brands, Inc., 5.625%, 2/15/22	38,570
10,000	Ltd. Brands, Inc., 6.950%, 3/1/33	9,950
4,000	Lynx I Corp., 144a, 5.375%, 4/15/21	4,020
76,000	Meritage Homes Corp.,
	7.150%, 4/15/20	84,170
290,000	Mondelez International, Inc.,
	4.125%, 2/9/16	309,995
175,000	News America, Inc., 6.900%, 3/1/19	211,369
14,000	Penske Automotive Group, Inc.,
	5.750%, 10/1/22	14,280
6,000	Pulte Group, Inc., 6.375%, 5/15/33	5,610
10,000	Quebecor Media, Inc., 5.750%, 1/15/23	9,750
9,000	Royal Caribbean Cruises Ltd. (Liberia),
	5.250%, 11/15/22	8,820

7

Touchstone Core Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 33.0% (Continued)

	Consumer Discretionary — (Continued)
$12,000	RSI Home Products, Inc., 144a,
	6.875%, 3/1/18	$12,270
20,000	Sabre, Inc., 144a, 8.500%, 5/15/19	21,300
59,000	Service Corp. International,
	8.000%, 11/15/21	67,555
17,000	Sirius XM Radio, Inc., 144a,
	4.250%, 5/15/20	15,980
9,000	Sirius XM Radio, Inc., 144a,
	5.250%, 8/15/22	8,730
33,000	StoneMor Partners LP / Cornerstone
	Family Services of WV, 144a,
	7.875%, 6/1/21	32,340
18,000	Suburban Propane Partners LP /
	Suburban Energy Finance Corp.,
	7.500%, 10/1/18	18,900
6,000	Taylor Morrison Communities, Inc. /
	Monarch Communities Inc., 144a,
	7.750%, 4/15/20	6,465
12,000	Tenneco, Inc., 6.875%, 12/15/20	12,840
31,000	Tenneco, Inc., 7.750%, 8/15/18	33,170
175,000	Time Warner Cable, Inc.,
	4.125%, 2/15/21	171,594
7,000	Tomkins LLC / Tomkins, Inc.,
	9.000%, 10/1/18	7,630
16,000	TRW Automotive, Inc., 144a,
	4.500%, 3/1/21	15,960
175,000	Viacom, Inc., 6.250%, 4/30/16	197,621
70,000	Visteon Corp., 6.750%, 4/15/19	73,675
150,000	Walt Disney Co. (The) MTN,
	3.700%, 12/1/42	131,933
		2,863,610

	Energy — 5.5%
19,000	Access Midstream Partners LP / ACMP
	Finance Corp., 4.875%, 5/15/23	17,622
9,000	Access Midstream Partners LP / ACMP
	Finance Corp., 6.125%, 7/15/22	9,112
6,000	Atlas Pipeline Partners LP / Atlas
	Pipeline Finance Corp., 144a,
	5.875%, 8/1/23	5,700
11,000	Atlas Pipeline Partners LP / Atlas
	Pipeline Finance Corp., 144a,
	6.625%, 10/1/20	11,028
5,000	Atlas Pipeline Partners LP / Atlas
	Pipeline Finance Corp., 144a,
	6.625%, 10/1/20	5,012
25,000	Basic Energy Services, Inc.,
	7.750%, 10/15/22	24,688
24,000	Bill Barrett Corp., 7.000%, 10/15/22	24,000
160,000	Canadian Natural Resources Ltd.
	(Canada), 6.250%, 3/15/38	178,720
13,000	Carrizo Oil & Gas, Inc., 7.500%, 9/15/20	13,520
26,000	Carrizo Oil & Gas, Inc.,
	8.625%, 10/15/18	27,820
28,000	Chesapeake Energy Corp.,
	6.625%, 8/15/20	30,100
31,000	Chesapeake Energy Corp.,
	6.875%, 11/15/20	33,635
10,000	Chesapeake Energy Corp.,
	7.250%, 12/15/18	11,150
19,000	Cloud Peak Energy Resources LLC /
	Cloud Peak Energy Finance Corp.,
	8.500%, 12/15/19	20,235
265,000	CNOOC Finance 2012 Ltd. (Virgin
	Islands), 144a, 3.875%, 5/2/22	255,873
10,000	Consol Energy, Inc., 8.000%, 4/1/17	10,525
10,000	Consol Energy, Inc., 8.250%, 4/1/20	10,475
51,000	Crestwood Midstream Partners LP /
	Crestwood Midstream Finance
	Corp., 7.750%, 4/1/19	52,530
215,000	DCP Midstream LLC, 144a,
	5.350%, 3/15/20	228,930
32,000	Drill Rigs Holdings, Inc. (Marshall
	Islands), 144a, 6.500%, 10/1/17	31,920
205,000	El Paso Natural Gas Co.,
	5.950%, 4/15/17	231,855
175,000	Enterprise Products Operating LLC,
	3.200%, 2/1/16	183,700
77,000	Enterprise Products Operating LLC,
	7.000%, 6/1/67(A)	81,428
27,000	Expro Finance Luxembourg SCA
	(Luxembourg), 144a,
	8.500%, 12/15/16	28,350
30,000	Forest Oil Corp., 7.250%, 6/15/19	28,200
2,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 7.875%, 12/15/18	2,139
37,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 144a,
	5.750%, 2/15/21	36,075
16,000	Gibson Energy, Inc., 144a,
	6.750%, 7/15/21	15,960
40,000	Hilcorp Energy I LP / Hilcorp Finance
	Co., 144a, 7.625%, 4/15/21	42,400
46,000	Linn Energy LLC / Linn Energy Finance
	Corp., 8.625%, 4/15/20	48,300
12,000	MarkWest Energy Partners LP /
	MarkWest Energy Finance Corp.,
	5.500%, 2/15/23	11,820
8,000	MEG Energy Corp., 144a,
	6.375%, 1/30/23	7,760
30,000	MEG Energy Corp., 144a,
	6.500%, 3/15/21	29,850
14,000	Newfield Exploration Co.,
	6.875%, 2/1/20	14,420
9,000	Pacific Drilling SA, 144a,
	5.375%, 6/1/20	8,415
25,000	Pacific Drilling V Ltd. (Luxembourg),
	144a, 7.250%, 12/1/17	26,000
60,000	Peabody Energy Corp.,
	6.000%, 11/15/18	60,150
250,000	Petrobras International Finance Co. -
	Pifco (Cayman Islands),
	5.375%, 1/27/21	251,174

8

Touchstone Core Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 33.0% (Continued)

	Energy — (Continued)
$225,000	Phillips 66, 4.300%, 4/1/22	$232,476
44,000	Pioneer Energy Services Corp.,
	9.875%, 3/15/18	47,190
140,000	Plains All American Pipeline LP / PAA
	Finance Corp., 6.650%, 1/15/37	165,096
24,000	Plains Exploration & Production Co.,
	6.875%, 2/15/23	25,678
70,000	Regency Energy Partners LP /
	Regency Energy Finance Corp.,
	6.875%, 12/1/18	73,675
4,000	SandRidge Energy, Inc.,
	7.500%, 2/15/23	3,800
10,000	SemGroup LP, 144a, 7.500%, 6/15/21	10,100
25,000	Targa Resources Partners LP / Targa
	Resources Partners Finance Corp.,
	6.375%, 8/1/22	26,188
40,000	Tesoro Logistics LP / Tesoro Logistics
	Finance Corp., 144a,
	5.875%, 10/1/20	39,400
		2,734,194

	Industrials — 2.4%
39,000	Amsted Industries, Inc., 144a,
	8.125%, 3/15/18	41,145
46,000	Belden, Inc., 144a, 5.500%, 9/1/22	45,195
15,000	Bombardier, Inc. (Canada), 144a,
	6.125%, 1/15/23	14,888
25,000	Bombardier, Inc. (Canada), 144a,
	7.750%, 3/15/20	27,750
265,000	Burlington Northern Santa Fe LLC,
	5.750%, 5/1/40	295,129
7,000	BWAY Holding Co., 10.000%, 6/15/18	7,665
16,000	Calcipar SA (Luxembourg), 144a,
	6.875%, 5/1/18	16,400
12,000	Chrysler Group LLC / CG Co.-Issuer,
	Inc., 8.250%, 6/15/21	13,245
7,436	Continental Airlines 2003-ERJ1 Pass
	Through Trust, Ser RJ03,
	7.875%, 7/2/18	7,882
8,000	DigitalGlobe, Inc., 144a,
	5.250%, 2/1/21	7,680
13,000	Dynacast International LLC / Dynacast
	Finance, Inc., 9.250%, 7/15/19	14,170
3,000	Gibraltar Industries, Inc., 144a,
	6.250%, 2/1/21	3,105
14,000	Griffon Corp., 7.125%, 4/1/18	14,665
20,000	JB Poindexter & Co., Inc., 144a,
	9.000%, 4/1/22	21,000
14,000	JM Huber Corp., 144a,
	9.875%, 11/1/19	15,680
30,000	Martin Midstream Partners LP / Martin
	Midstream Finance Corp., 144a,
	7.250%, 2/15/21	30,150
180,000	Norfolk Southern Corp.,
	5.750%, 4/1/18	208,873
200,000	Republic Services, Inc., 3.550%, 6/1/22	194,647
4,000	RR Donnelley & Sons Co.,
	7.250%, 5/15/18	4,140
16,000	United Rentals North America, Inc.,
	9.250%, 12/15/19	17,640
175,000	Xstrata Finance Canada Ltd. (Canada),
	144a, 3.600%, 1/15/17	176,371
		1,177,420

	Consumer Staples — 2.1%
190,000	Anheuser-Busch InBev Worldwide,
	Inc., 8.200%, 1/15/39	278,692
9,000	ARAMARK Corp., 144a,
	5.750%, 3/15/20	9,202
30,000	BI-LO LLC / BI-LO Finance Corp., 144a,
	9.250%, 2/15/19	32,250
295,000	Cargill, Inc., 144a, 1.900%, 3/1/17	296,219
20,000	Central Garden and Pet Co.,
	8.250%, 3/1/18	20,250
37,000	Del Monte Corp., 7.625%, 2/15/19	38,018
10,000	Ingles Markets, Inc., 144a,
	5.750%, 6/15/23	9,875
64,000	JBS USA LLC / JBS USA Finance, Inc.,
	144a, 7.250%, 6/1/21	64,000
20,000	JBS USA LLC / JBS USA Finance, Inc.,
	144a, 8.250%, 2/1/20	20,950
155,000	Kraft Foods Group, Inc.,
	6.875%, 1/26/39	188,038
57,000	Post Holdings, Inc., 7.375%, 2/15/22	60,990
32,000	Smithfield Foods, Inc., 6.625%, 8/15/22	34,400
		1,052,884

	Utilities — 2.1%
45,000	AES Corp. (The), 8.000%, 10/15/17	50,625
50,000	Ameren Energy Generating Co.,
	7.000%, 4/15/18†	41,000
17,417	Bruce Mansfield Unit, 6.850%, 6/1/34	19,159
27,000	Calpine Corp., 144a, 7.500%, 2/15/21	28,822
13,000	Calpine Corp., 144a, 7.875%, 7/31/20	14,105
65,000	CenterPoint Energy, Inc.,
	5.950%, 2/1/17	73,911
155,000	CMS Energy Corp., 8.750%, 6/15/19	199,977
180,000	Dominion Resources, Inc./VA,
	5.950%, 6/15/35	208,242
145,000	NextEra Energy Capital Holdings, Inc.,
	6.350%, 10/1/66(A)	150,075
165,000	PPL Energy Supply LLC,
	6.500%, 5/1/18	191,148
17,000	Rockies Express Pipeline LLC, 144a,
	6.000%, 1/15/19	15,215
17,000	Sabine Pass Liquefaction LLC, 144a,
	5.625%, 2/1/21	16,490
29,000	Sabine Pass LNG LP, 144a,
	6.500%, 11/1/20	29,290
		1,038,059

	Materials — 2.0%
25,000	AK Steel Corp., 7.625%, 5/15/20†	21,250

9

Touchstone Core Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 33.0% (Continued)

	Materials — (Continued)
$36,000	Aleris International, Inc.,
	7.625%, 2/15/18	$37,440
12,000	ArcelorMittal (Luxembourg),
	5.750%, 8/5/20	11,880
24,000	ArcelorMittal (Luxembourg),
	7.500%, 10/15/39	22,800
32,000	Barrick Gold Corp., 144a,
	4.100%, 5/1/23	26,735
175,000	Barrick Gold Corp. (Canada),
	3.850%, 4/1/22	147,249
33,000	Cascades, Inc. (Canada),
	7.875%, 1/15/20	34,485
155,000	Domtar Corp., 10.750%, 6/1/17	195,069
57,000	FMG Resources August 2006 Pty Ltd.
	(Australia), 144a, 6.875%, 4/1/22	55,290
280,000	Freeport-McMoRan Copper & Gold,
	Inc., 144a, 3.875%, 3/15/23	253,426
42,000	HudBay Minerals, Inc. (Canda),
	9.500%, 10/1/20	40,950
18,000	Koppers, Inc., 7.875%, 12/1/19	19,260
7,000	Novelis, Inc. (Canada),
	8.375%, 12/15/17	7,420
33,000	PolyOne Corp., 144a, 5.250%, 3/15/23	32,505
37,000	Tembec Industries, Inc. (Canada),
	11.250%, 12/15/18	39,960
12,000	Texas Industries, Inc., 9.250%, 8/15/20	12,930
8,000	Vulcan Materials Co., 7.500%, 6/15/21	8,960
		967,609

	Telecommunication Services — 1.6%
125,000	AT&T, Inc., 6.550%, 2/15/39	143,532
2,000	CenturyLink, Inc., 5.800%, 3/15/22	1,969
45,000	CenturyLink, Inc., 6.450%, 6/15/21	46,912
15,000	Crown Castle International Corp.,
	5.250%, 1/15/23	14,400
30,000	Frontier Communications Corp.,
	8.125%, 10/1/18	32,925
40,000	Frontier Communications Corp.,
	8.500%, 4/15/20	44,100
13,000	MetroPCS Wireless, Inc., 144a,
	6.250%, 4/1/21	13,228
13,000	Nielsen Finance LLC / Nielsen Finance
	Co., 144a, 4.500%, 10/1/20	12,480
4,000	Sinclair Television Group, Inc., 144a,
	5.375%, 4/1/21	3,840
17,000	Sinclair Television Group, Inc., 144a,
	6.125%, 10/1/22	17,000
9,000	Softbank Corp., 144a, 4.500%, 4/15/20	8,674
12,000	Sprint Capital Corp., 6.875%, 11/15/28	11,520
10,000	Sprint Nextel Corp., 144a,
	7.000%, 3/1/20	10,800
66,000	Sprint Nextel Corp., 144a,
	9.000%, 11/15/18	77,220
1,000	UPCB Finance V Ltd. (Cayman Islands),
	144a, 7.250%, 11/15/21	1,058
15,000	UPCB Finance VI Ltd. (Cayman Islands),
	144a, 6.875%, 1/15/22	15,525
275,000	Verizon Communications, Inc.,
	6.250%, 4/1/37	313,802
14,000	Wind Acquisition Finance SA
	(Luxembourg), 144a,
	7.250%, 2/15/18	13,965
		782,950

	Information Technology — 1.4%
50,000	Equinix, Inc., 7.000%, 7/15/21	54,250
17,000	Fidelity National Information Services,
	Inc., 5.000%, 3/15/22	17,106
5,000	Hughes Satellite Systems Corp.,
	6.500%, 6/15/19	5,300
100,000	Intel Corp., 3.300%, 10/1/21	100,368
55,000	Kemet Corp., 10.500%, 5/1/18	56,100
280,000	Oracle Corp., 3.875%, 7/15/20	298,757
15,000	Seagate HDD Cayman, 144a,
	4.750%, 6/1/23	13,988
30,000	Seagate HDD Cayman (Cayman
	Islands), 6.875%, 5/1/20	31,800
10,000	Sensata Technologies BV, 144a,
	4.875%, 10/15/23	9,625
80,000	Viasat, Inc., 6.875%, 6/15/20	84,400
		671,694

	Health Care — 0.7%
17,000	Accellent, Inc., 8.375%, 2/1/17	17,595
26,000	Capella Healthcare, Inc.,
	9.250%, 7/1/17	27,560
24,000	CHS / Community Health Systems,
	Inc., 7.125%, 7/15/20	24,720
20,000	HCA, Inc., 5.875%, 3/15/22	20,524
23,000	HCA, Inc., 5.875%, 5/1/23	23,058
56,000	HCA, Inc., 6.500%, 2/15/20	60,585
27,000	Kindred Healthcare, Inc.,
	8.250%, 6/1/19	27,675
55,000	ResCare, Inc., 10.750%, 1/15/19	61,600
32,000	Select Medical Corp., 144a,
	6.375%, 6/1/21	30,400
15,000	Tenet Healthcare Corp., 144a,
	4.500%, 4/1/21	13,988
29,000	Universal Hospital Services, Inc.,
	7.625%, 8/15/20	30,305
17,000	VPII Escrow Corp., 144a,
	6.750%, 8/15/18	17,425
		355,435

	Total Corporate Bonds	$16,295,483

	U.S. Treasury Obligations — 27.3%
1,845,000	U.S. Treasury Bond, 2.875%, 5/15/43	1,632,825
2,670,000	U.S. Treasury Inflation Indexed Bonds,
	0.125%, 1/15/23	2,608,298
1,785,000	U.S. Treasury Note, 0.250%, 2/28/15	1,783,676
225,000	U.S. Treasury Note, 0.750%, 3/31/18	219,006
440,000	U.S. Treasury Note, 1.000%, 3/31/17	440,413

10

Touchstone Core Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Treasury Obligations — 27.3% (Continued)
$7,245,000	U.S. Treasury Note, 1.750%, 5/15/23	$6,785,392
	Total U.S. Treasury Obligations	$13,469,610

	U.S. Government Mortgage-Backed Obligations — 16.7%
125,761	FHLMC, Pool #A56988, 5.500%, 2/1/37	135,106
303,064	FHLMC, Pool #A95946, 4.000%, 1/1/41	315,338
315,094	FHLMC, Pool #A96485, 4.500%, 1/1/41	337,025
195,379	FHLMC, Pool #G03217, 5.500%, 9/1/37	209,896
94,888	FHLMC, Pool #G03781, 6.000%, 1/1/38	102,922
207,931	FHLMC, Pool #G06031, 5.500%, 3/1/40	223,380
44,266	FNMA, Pool #254759, 4.500%, 6/1/18	47,031
16,887	FNMA, Pool #535290, 8.000%, 5/1/30	19,920
14,280	FNMA, Pool #561741, 7.500%, 1/1/31	17,006
52,703	FNMA, Pool #889734, 5.500%, 6/1/37	57,178
158,626	FNMA, Pool #899079, 5.000%, 3/1/37	170,474
78,515	FNMA, Pool #933806, 5.000%, 5/1/38	84,379
30,378	FNMA, Pool #974401, 4.500%, 4/1/23	32,494
45,724	FNMA, Pool #974403, 4.500%, 4/1/23	49,212
81,987	FNMA, Pool #984256, 5.000%, 6/1/23	87,287
61,103	FNMA, Pool #995220, 6.000%, 11/1/23	67,105
60,355	FNMA, Pool #995472, 5.000%, 11/1/23	64,673
216,927	FNMA, Pool #AB1149, 5.000%, 6/1/40	236,661
140,839	FNMA, Pool #AB1800, 4.000%, 11/1/40	147,576
116,483	FNMA, Pool #AB5989, 2.500%, 8/1/27	117,350
293,625	FNMA, Pool #AD3795, 4.500%, 4/1/40	311,099
484,291	FNMA, Pool #AD9150, 5.000%, 8/1/40	528,063
719,991	FNMA, Pool #AE0548, 4.500%, 11/1/40	762,837
129,240	FNMA, Pool #AE0831, 6.000%, 9/1/39	140,452
395,959	FNMA, Pool #AE4429, 4.000%, 10/1/40	412,703
50,196	FNMA, Pool #AH2666, 4.000%, 1/1/26	52,948
77,052	FNMA, Pool #AH3493, 4.000%, 2/1/26	81,281
232,946	FNMA, Pool #AI0805, 4.500%, 7/1/41	246,993
206,292	FNMA, Pool #AI2999, 3.500%, 6/1/26	214,935
158,362	FNMA, Pool #AI6697, 3.000%, 9/1/26	163,014
2,500,000	FNMA, TBA	2,442,578
3,928	GNMA, Pool #434792, 8.000%, 7/15/30	4,438
282,541	GNMA, Pool #736696, 4.500%, 5/15/40	302,230
45,451	GNMA, Pool #748495, 4.000%, 8/15/40	48,033
17,739	GNMA, Pool #8503, 1.750%, 9/20/24(A)	18,526
	Total U.S. Government Mortgage-Backed Obligations	$8,252,143

	Commercial Mortgage-Backed Securities — 13.7%
268,607	Banc of America Merrill Lynch
	Commercial Mortgage Trust 2006-2,
	Ser 2006-2, Class A3,
	5.891%, 5/10/45(A)	270,426
171,125	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2005-4, Class A3, 4.891%, 7/10/45	171,101
365,000	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2006-6, Class A3, 5.369%, 10/10/45	373,622
221,203	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2007-1, Class AAB, 5.422%, 1/15/49	228,259
353,089	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2007-2, Class AAB,
	5.743%, 4/10/49(A)	376,403
150,000	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2008-1, Class A3, 6.358%, 2/10/51(A)	156,231
575,000	Bear Stearns Commercial Mortgage
	Securities, Ser 2005-PWR9, Class
	A4A, 4.871%, 9/11/42††	612,852
217,215	Bear Stearns Commercial Mortgage
	Securities, Ser 2006-PW12, Class
	AAB, 5.877%, 9/11/38(A)††	217,268
92,878	Bear Stearns Commercial Mortgage
	Securities, Ser 2006-PW13, Class A3,
	5.518%, 9/11/41††	92,852
550,000	Bear Stearns Commercial Mortgage
	Securities, Ser 2007-PW16, Class A4,
	5.905%, 6/11/40(A)††	621,270
135,000	Commercial Mortgage Pass Through
	Certificates, Ser 2005-C6, Class A5A,
	5.116%, 6/10/44(A)	144,714
245,000	First Union Commercial Mortgage
	Trust, Ser 1999-C1, Class F, 144a,
	5.350%, 10/15/35	251,826
198,878	GE Capital Commercial Mortgage
	Corp., Ser 2005-C4, Class ASB,
	5.439%, 11/10/45(A)	203,213
106,288	Greenwich Capital Commercial
	Funding Corp., Ser 2005-GG3, Class
	A3, 4.569%, 8/10/42	106,206
228,953	GS Mortgage Securities Corp. II, Ser
	2006-GG8, Class AAB,
	5.535%, 11/10/39	232,694
166,570	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2006-CB14, Class A3B,
	5.674%, 12/12/44(A)	168,098
545,689	JP Morgan Chase Commercial
	Mortgage Securities Trust
	2007-LDP10, Ser 2007-LDPX, Class
	A2, 5.434%, 1/15/49	562,188
211,925	LB-UBS Commercial Mortgage Trust,
	Ser 2006-C3, Class A3,
	5.689%, 3/15/32(A)††	218,243
531,533	Merrill Lynch/Countrywide
	Commercial Mortgage Trust, Ser
	2007-5, Class ASB, 5.362%, 8/12/48	558,158

11

Touchstone Core Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Commercial Mortgage-Backed Securities — 13.7% (Continued)
$412,279	Morgan Stanley Capital I, Ser
	2007-T25, Class AAB,
	5.508%, 11/12/49	$424,582
504,331	Wachovia Bank Commercial Mortgage
	Trust, Ser 2006-C29, Class A3,
	5.313%, 11/15/48††	512,250
275,632	Wachovia Bank Commercial Mortgage
	Trust, Ser 2007-C34, Class APB,
	5.617%, 5/15/46††	292,527
	Total Commercial Mortgage-Backed Securities	$6,794,983

	Commercial Paper— 6.6%
648,000	Spectra Energy Partners	647,945
648,000	South Carolina Fuel Co.	647,940
648,000	Dominion Resources, Inc.	647,918
648,000	Oneok, Inc.	647,924
648,000	Xstara	647,924
	Total Commercial Paper	$3,239,651

	Non-Agency Collateralized Mortgage Obligations — 1.9%
81,994	Deutsche ALT-A Securities, Inc.
	Alternate Loan Trust, Ser 2003-2XS,
	Class A6, 4.970%, 9/25/33(C)	84,285
377,623	Deutsche ALT-A Securities, Inc.
	Alternate Loan Trust, Ser 2005-3,
	Class 4A4, 5.250%, 6/25/35	377,078
200,039	Residential Asset Securitization Trust,
	Ser 2006-A1, Class 1A3,
	6.000%, 4/25/36	165,953
222,306	Structured Asset Securities Corp., Ser
	2005-17, Class 5A1,
	5.500%, 10/25/35	208,803
140,788	Washington Mutual Alternative
	Mortgage Pass-Through
	Certificates, Ser 2005-9, Class 2A4,
	5.500%, 11/25/35††	123,125
	Total Non-Agency Collateralized Mortgage Obligations	$959,244

	Municipal Bonds — 1.3%

	California— 0.4%
180,000	California St, UTGO, Ser 2009,
	5.950%, 4/1/16	201,143

	Georgia— 0.4%
190,000	Municipal Electric Auth. of Georgia
	Rev, Ser 2010, 6.655%, 4/1/57	202,677

	Ohio— 0.5%
275,000	JobsOhio Beverage System, Ser B,
	4.532%, 1/1/35	259,146
	Total Municipal Bonds	$662,966

	Agency Collateralized Mortgage Obligations — 1.0%
450,000	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K501 Class
	A2, 1.655%, 11/25/16	456,505
21,094	GNMA, Ser 2003-11, Class GJ,
	4.000%, 10/17/29	22,485
	Total Agency Collateralized Mortgage Obligations	$478,990

	Sovereign Bonds — 0.8%
165,000	Province of British Columbia, 2.650%,
	9/22/21	164,262
260,000	Province of Ontario Canada, 2.450%,
	6/29/22	244,905
	Total Sovereign Bonds	$409,167

	Asset-Backed Security — 0.5%
338,964	Countrywide Asset-Backed
	Certificates, Ser 2007-S1, Class A5,
	6.018%, 11/25/36(A)	240,561

Shares

	Preferred Stock — 0.1%

	Financials— 0.1%
1363	Ally Financial, Inc., 0.046%	34,157

	Investment Funds — 2.2%
70,414	Invesco Government & Agency
	Portfolio, Institutional Class**	70,414
1,036,074	Touchstone Institutional Money Market Fund^	1,036,074
	Total Investment Funds	$1,106,488

	Total Investment Securities —105.1%
	(Cost $52,409,486)	$51,943,443

	Liabilities in Excess of
	Other Assets — (5.1%)	(2,539,825)

	Net Assets — 100.0%	$49,403,618

12

Touchstone Core Bond Fund (Unaudited) (Continued)

(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2013.

(B)	The issuer is in default of certain debt covenants. Income is not being accrued. The total value of such securities as of June 30, 2013 was $6,100 or 0.01% of net assets.

(C)	Step Bond - A bond that pays an initial interest rate for the first period and then a higher interest rate for the following periods until maturity. The interest rate shown reflects the rate in effect at June 30, 2013.

**	Represents collateral for securities loaned.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2013 was $67,667.

††	The issuers and/or sponsors of certain mortgage-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts and publicly traded. The Fund receives principal and interest payments directly from these trusts.

Portfolio Abbreviations:

FHLMC - Federal Home Loan Mortgage Association

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

LLC - Limited Liability Company

LP - Limited Partnership

MTN -Medium Term Note

PLC - Public Limited Company

UTGO - Unlimited Tax General Obligation

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, these securities were valued at $3,584,450 or 7.3% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$16,295,483	$—	$16,295,483
U.S. Treasury Obligations	—	13,469,610	—	13,469,610
U.S. Government Mortgage-Backed Obligations	—	8,252,143	—	8,252,143
Commercial Mortgage-Backed Securities	—	6,794,983	—	6,794,983
Commercial Paper	—	3,239,651	—	3,239,651
Non-Agency Collateralized Mortgage Obligations	—	959,244	—	959,244
Municipal Bonds	—	662,966	—	662,966
Agency Collateralized Mortgage Obligations	—	478,990	—	478,990
Sovereign Bonds	—	409,167	—	409,167
Asset-Backed
Security	—	240,561	—	240,561
Preferred
Stock	34,157	—	—	34,157
Investment Funds	1,106,488	—	—	1,106,488
				$51,943,443

See accompanying Notes to Financial Statements.

13

Portfolio of Investments

Touchstone High Yield Fund – June 30, 2013 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds— 99.6%

	Energy — 22.1%
$50,000	Access Midstream Partners LP / ACMP
	Finance Corp., 4.875%, 5/15/23	$46,375
18,000	Access Midstream Partners LP / ACMP
	Finance Corp., 6.125%, 7/15/22	18,225
108,000	Atlas Pipeline Partners LP / Atlas
	Pipeline Finance Corp., 144a,
	6.625%, 10/1/20	108,270
70,000	Basic Energy Services, Inc.,
	7.750%, 2/15/19	69,125
44,000	Basic Energy Services, Inc.,
	7.750%, 10/15/22	43,450
109,000	Bill Barrett Corp., 7.000%, 10/15/22	109,000
131,000	Carrizo Oil & Gas, Inc., 7.500%, 9/15/20	136,240
17,000	Carrizo Oil & Gas, Inc.,
	8.625%, 10/15/18	18,190
32,000	Cloud Peak Energy Resources LLC /
	Cloud Peak Energy Finance Corp.,
	8.500%, 12/15/19	34,080
16,000	CONSOL Energy, Inc., 8.000%, 4/1/17	16,840
16,000	CONSOL Energy, Inc., 8.250%, 4/1/20	16,760
23,000	Crestwood Midstream Partners LP /
	Crestwood Midstream Finance
	Corp., 7.750%, 4/1/19	23,690
69,000	Crestwood Midstream Partners LP /
	Crestwood Midstream Finance
	Corp., 144a, 7.750%, 4/1/19	71,070
134,000	Drill Rigs Holdings, Inc., 144a,
	6.500%, 10/1/17	133,665
117,000	Enterprise Products Operating LLC,
	7.000%, 6/1/67(A)	123,728
25,000	Exterran Holdings, Inc.,
	7.250%, 12/1/18	26,500
148,000	Exterran Partners LP / EXLP Finance
	Corp., 144a, 6.000%, 4/1/21	145,780
16,000	Forest Oil Corp., 7.250%, 6/15/19	15,040
171,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 144a,
	5.750%, 2/15/21	166,725
49,000	Gibson Energy, Inc., 144a,
	6.750%, 7/15/21	48,878
22,000	Hilcorp Energy I LP / Hilcorp Finance
	Co., 144a, 7.625%, 4/15/21	23,320
12,000	Hilcorp Energy I LP / Hilcorp Finance
	Co., 144a, 8.000%, 2/15/20	12,900
232,000	Linn Energy LLC / Linn Energy Finance
	Corp., 8.625%, 4/15/20	243,600
78,000	Linn Energy LLC / Linn Energy Finance
	Corp., 144a, 6.250%, 11/1/19	74,295
23,000	MarkWest Energy Partners LP /
	MarkWest Energy Finance Corp.,
	5.500%, 2/15/23	22,655
144,000	Martin Midstream Partners LP / Martin
	Midstream Finance Corp., 144a,
	7.250%, 2/15/21	144,720
35,000	Newfield Exploration Co.,
	5.625%, 7/1/24	33,950
42,000	Pacific Drilling SA, 144a,
	5.375%, 6/1/20	39,270
170,000	Pacific Drilling V Ltd., 144a,
	7.250%, 12/1/17	176,800
56,000	Peabody Energy Corp.,
	6.000%, 11/15/18	56,140
209,000	Pioneer Energy Services Corp.,
	9.875%, 3/15/18	224,152
93,000	Plains Exploration & Production Co.,
	6.875%, 2/15/23	99,501
230,000	Regency Energy Partners LP /
	Regency Energy Finance Corp.,
	6.500%, 7/15/21	240,350
117,000	Rockies Express Pipeline LLC, 144a,
	6.000%, 1/15/19	104,715
96,000	Sabine Pass Liquefaction LLC, 144a,
	5.625%, 2/1/21	93,120
168,000	SandRidge Energy, Inc.,
	8.750%, 1/15/20	171,360
82,000	SemGroup LP, 144a, 7.500%, 6/15/21	82,820
28,000	Targa Resources Partners LP / Targa
	Resources Partners Finance Corp.,
	144a, 4.250%, 11/15/23	24,990
		3,240,289

	Consumer Discretionary — 20.9%
64,000	Albea Beauty Holdings SA, 144a,
	8.375%, 11/1/19	62,720
139,000	AMC Networks, Inc., 7.750%, 7/15/21	151,858
33,000	American Axle & Manufacturing, Inc.,
	6.250%, 3/15/21	33,536
38,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 6.500%, 4/30/21	39,615
35,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 6.625%, 1/31/22	36,488
53,000	Cequel Communications Holdings I
	LLC / Cequel Capital Corp., 144a,
	6.375%, 9/15/20	53,928
22,000	Clear Channel Worldwide Holdings,
	Inc., 7.625%, 3/15/20	22,770
52,000	Cogeco Cable, Inc., 144a,
	4.875%, 5/1/20	50,570
173,000	Delphi Corp., 5.000%, 2/15/23	177,758
19,000	DISH DBS Corp., 5.875%, 7/15/22	19,285
35,000	DISH DBS Corp., 7.875%, 9/1/19	39,200
37,000	Exide Technologies, 2/1/18(B)†	22,570
226,000	Goodyear Tire & Rubber Co. (The),
	8.750%, 8/15/20	263,290
70,000	International Automotive
	Components Group SA, 144a,
	9.125%, 6/1/18	70,000
96,000	Libbey Glass, Inc., 6.875%, 5/15/20	100,440
36,000	LKQ Corp., 144a, 4.750%, 5/15/23	34,380
32,000	Ltd. Brands, Inc., 5.625%, 2/15/22	32,480
17,000	Ltd. Brands, Inc., 6.950%, 3/1/33	16,915
26,000	Lynx I Corp., 144a, 5.375%, 4/15/21	26,130

14

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 99.6% (Continued)

	Consumer Discretionary — (Continued)
$105,000	Meritage Homes Corp.,
	7.150%, 4/15/20	$116,288
102,000	Penske Automotive Group, Inc.,
	5.750%, 10/1/22	104,040
108,000	PulteGroup, Inc., 6.375%, 5/15/33	100,980
28,000	PulteGroup, Inc., 7.875%, 6/15/32	30,800
163,000	Quebecor Media, Inc., 5.750%, 1/15/23	158,925
41,000	Reynolds Group Issuer, Inc. / Reynolds
	Group Issuer LLC / Reynolds Group
	Issuer Lu, 6.875%, 2/15/21	43,050
16,000	Royal Caribbean Cruises Ltd.,
	5.250%, 11/15/22	15,680
90,000	RSI Home Products, Inc., 144a,
	6.875%, 3/1/18	92,025
101,000	Sabre, Inc., 144a, 8.500%, 5/15/19	107,565
85,000	Service Corp. International/US,
	8.000%, 11/15/21	97,325
10,000	Service Corp. International/US, 144a,
	5.375%, 1/15/22	9,975
22,000	Sinclair Television Group, Inc., 144a,
	5.375%, 4/1/21	21,120
103,000	Sinclair Television Group, Inc., 144a,
	6.125%, 10/1/22	103,000
145,000	Sirius XM Radio, Inc., 144a,
	4.250%, 5/15/20	136,300
101,000	Sirius XM Radio, Inc., 144a,
	5.250%, 8/15/22	97,970
150,000	Stewart Enterprises, Inc.,
	6.500%, 4/15/19	159,000
150,000	StoneMor Partners LP / Cornerstone
	Family Services of WV, 144a,
	7.875%, 6/1/21	147,000
111,000	Suburban Propane Partners LP /
	Suburban Energy Finance Corp.,
	7.500%, 10/1/18	116,550
38,000	Taylor Morrison Communities, Inc. /
	Monarch Communities Inc., 144a,
	7.750%, 4/15/20	40,945
41,000	Tenneco, Inc., 6.875%, 12/15/20	43,870
45,000	Tomkins LLC / Tomkins, Inc.,
	9.000%, 10/1/18	49,050
25,000	TRW Automotive, Inc., 144a,
	4.500%, 3/1/21	24,938
		3,070,329

	Materials — 11.2%
79,000	AK Steel Corp., 7.625%, 5/15/20†	67,150
312,000	Aleris International, Inc.,
	7.625%, 2/15/18	324,480
51,000	ArcelorMittal, 5.750%, 8/5/20	50,490
55,000	ArcelorMittal, 7.500%, 10/15/39	52,250
50,000	Barrick Gold Corp., 144a,
	4.100%, 5/1/23	41,773
153,000	Cascades, Inc., 7.750%, 12/15/17	159,502
141,000	Cascades, Inc., 7.875%, 1/15/20	147,345
44,000	FMG Resources August 2006 Pty Ltd.,
	144a, 6.875%, 4/1/22	42,680
67,000	HudBay Minerals, Inc., 9.500%, 10/1/20	65,325
125,000	JMC Steel Group, Inc., 144a,
	8.250%, 3/15/18	122,188
136,000	Koppers, Inc., 7.875%, 12/1/19	145,520
136,000	PolyOne Corp., 144a, 5.250%, 3/15/23	133,960
79,000	Steel Dynamics, Inc., 144a,
	5.250%, 4/15/23	77,420
174,000	Tembec Industries, Inc.,
	11.250%, 12/15/18	187,920
21,000	Vulcan Materials Co., 7.500%, 6/15/21	23,520
		1,641,523
	Industrials — 10.3%
189,000	Amsted Industries, Inc., 144a,
	8.125%, 3/15/18	199,395
31,000	Belden, Inc., 144a, 5.500%, 9/1/22	30,458
114,000	Bombardier, Inc., 144a,
	6.125%, 1/15/23	113,145
25,000	Bombardier, Inc., 144a,
	7.750%, 3/15/20	27,750
15,000	BWAY Holding Co., 10.000%, 6/15/18	16,425
120,000	Calcipar SA, 144a, 6.875%, 5/1/18	123,000
24,000	Case New Holland, Inc.,
	7.875%, 12/1/17	27,180
24,000	Chrysler Group LLC / CG Co.-Issuer,
	Inc., 8.250%, 6/15/21	26,490
114,324	Continental Airlines 2003-ERJ1 Pass
	Through Trust, Ser RJ03,
	7.875%, 7/2/18	121,184
30,000	DigitalGlobe, Inc., 144a,
	5.250%, 2/1/21	28,800
75,000	Dynacast International LLC / Dynacast
	Finance, Inc., 9.250%, 7/15/19	81,750
27,000	Griffon Corp., 7.125%, 4/1/18	28,282
95,000	JB Poindexter & Co., Inc., 144a,
	9.000%, 4/1/22	99,750
173,000	JM Huber Corp., 144a,
	9.875%, 11/1/19	193,760
145,000	Mueller Water Products, Inc.,
	7.375%, 6/1/17	148,625
25,000	Nielsen Finance LLC / Nielsen Finance
	Co., 144a, 4.500%, 10/1/20	24,000
23,000	RR Donnelley & Sons Co.,
	7.250%, 5/15/18	23,805
19,000	Tutor Perini Corp., 7.625%, 11/1/18	19,760
107,000	United Rentals North America, Inc.,
	7.375%, 5/15/20	114,222
57,000	United Rentals North America, Inc.,
	7.625%, 4/15/22	61,702
		1,509,483

	Financials — 8.9%
100,000	Ally Financial, Inc., 8.000%, 11/1/31	119,500

15

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 99.6% (Continued)

	Financials — (Continued)
$123,000	Barclays Bank PLC, 144a,
	6.860%, 9/29/49(A)	$121,770
108,000	CIT Group, Inc., 5.000%, 8/15/22	107,190
107,000	Credit Acceptance Corp.,
	9.125%, 2/1/17	113,152
22,000	EDP Finance BV, 144a, 6.000%, 2/2/18	22,660
296,000	International Lease Finance Corp.,
	5.875%, 8/15/22	293,410
113,000	Liberty Mutual Group, Inc., 144a,
	10.750%, 6/15/58(A)	172,325
45,000	MPT Operating Partnership LP / MPT
	Finance Corp., 6.875%, 5/1/21	47,700
147,000	Omega Healthcare Investors, Inc.,
	6.750%, 10/15/22	156,555
141,000	PHH Corp., 7.375%, 9/1/19	149,460
		1,303,722

	Telecommunication Services — 6.7%
17,000	CenturyLink, Inc., 5.800%, 3/15/22	16,745
17,000	CenturyLink, Inc., 6.450%, 6/15/21	17,722
230,000	CenturyLink, Inc., 7.650%, 3/15/42	218,500
31,000	Cincinnati Bell, Inc., 8.375%, 10/15/20	31,852
73,000	Crown Castle International Corp.,
	5.250%, 1/15/23	70,080
56,000	Frontier Communications Corp.,
	8.500%, 4/15/20	61,740
44,000	GCI, Inc., 8.625%, 11/15/19	45,100
42,000	Intelsat Jackson Holdings SA,
	7.250%, 10/15/20	44,100
15,000	MetroPCS Wireless, Inc., 144a,
	6.250%, 4/1/21	15,262
75,000	Softbank Corp., 144a, 4.500%, 4/15/20	72,281
58,000	Sprint Capital Corp., 6.875%, 11/15/28	55,680
67,000	Sprint Nextel Corp., 144a,
	9.000%, 11/15/18	78,390
6,000	UPCB Finance V Ltd., 144a,
	7.250%, 11/15/21	6,345
104,000	UPCB Finance VI Ltd., 144a,
	6.875%, 1/15/22	107,640
99,000	Wind Acquisition Finance SA, 144a,
	7.250%, 2/15/18	98,752
44,000	Windstream Corp., 7.750%, 10/15/20	45,540
		985,729

	Health Care — 6.1%
102,000	Accellent, Inc., 8.375%, 2/1/17	105,570
171,000	CHS / Community Health Systems,
	Inc., 7.125%, 7/15/20	176,130
14,000	HCA, Inc., 5.875%, 5/1/23	14,035
100,000	Health Management Associates, Inc.,
	7.375%, 1/15/20	109,625
82,000	Kindred Healthcare, Inc.,
	8.250%, 6/1/19	84,050

91,000	Select Medical Corp., 144a,
	6.375%, 6/1/21	86,450
82,000	Tenet Healthcare Corp., 144a,
	4.500%, 4/1/21	76,465
190,000	Universal Hospital Services, Inc.,
	7.625%, 8/15/20	198,550
50,000	VPII Escrow Corp., 144a,
	6.750%, 8/15/18	51,250
		902,125

	Consumer Staples — 5.2%
60,000	ARAMARK Corp., 144a,
	5.750%, 3/15/20	61,350
53,000	BI-LO LLC / BI-LO Finance Corp., 144a,
	9.250%, 2/15/19	56,975
119,000	Central Garden and Pet Co.,
	8.250%, 3/1/18	120,488
30,000	Ingles Markets, Inc., 144a,
	5.750%, 6/15/23	29,625
222,000	JBS USA LLC / JBS USA Finance, Inc.,
	144a, 7.250%, 6/1/21	222,000
220,000	Post Holdings, Inc., 7.375%, 2/15/22	235,400
35,000	Smithfield Foods, Inc., 6.625%, 8/15/22	37,625
		763,463

	Information Technology — 4.1%
42,000	Equinix, Inc., 4.875%, 4/1/20	41,160
75,000	Equinix, Inc., 5.375%, 4/1/23	73,500
89,000	Fidelity National Information Services,
	Inc., 5.000%, 3/15/22	89,556
31,000	Hughes Satellite Systems Corp.,
	6.500%, 6/15/19	32,860
275,000	Kemet Corp., 10.500%, 5/1/18	280,500
66,000	Sensata Technologies BV, 144a,
	4.875%, 10/15/23	63,525
25,000	ViaSat, Inc., 6.875%, 6/15/20	26,375
		607,476

	Utilities — 4.1%
275,000	Calpine Corp., 144a, 7.875%, 1/15/23	295,625
89,000	InterGen NV, 144a, 7.000%, 6/30/23	86,775
21,000	NRG Energy, Inc., 7.875%, 5/15/21	22,418
197,000	Sabine Pass LNG LP, 144a,
	6.500%, 11/1/20	198,970
		603,788
	Total Corporate Bonds	$14,627,927

Shares
	Preferred Stocks — 0.5%

	Financials— 0.5%
2,685	Ally Financial, Inc., 0.046%	67,286
300	Countrywide Capital V, 0.044%	7,547
	Total Preferred Stocks	$74,833

16

Touchstone High Yield Fund (Unaudited) (Continued)

		Market
Shares		Value

	Investment Fund — 0.6%
92,635	Invesco Government & Agency
	Portfolio, Institutional Class**	$92,635

	Total Investment Securities —100.7%
	(Cost $14,636,918)	$14,795,395

	Liabilities in Excess of Other Assets — (0.7%)	(106,659)

	Net Assets — 100.0%	$14,688,736

(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2013.

(B)	The issuer is in default of certain debt covenants. Income is not being accrued. The total value of such securities as of June 30, 2013 was $22,570 or 0.15% of net assets.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2013 was $88,762.

Portfolio Abbreviations:

LLC - Limited Liability Company

LP - Limited Partnership

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, these securities were valued at $5,712,418 or 38.9% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$14,627,927	$—	$14,627,927
Preferred Stocks	74,833	—	—	74,833
Investment Fund	92,635	—	—	92,635
				$14,795,395

See accompanying Notes to Financial Statements.

17

Portfolio of Investments

Touchstone Large Cap Core Equity Fund – June 30, 2013 (Unaudited)

		Market
	Shares	Value

Common Stocks— 96.8%

Financials — 19.3%
Aflac, Inc.	8,867	$515,350
American Express Co.	8,014	599,127
Ameriprise Financial, Inc.	5,720	462,634
Bank of America Corp.	50,730	652,388
BlackRock, Inc.	3,380	868,153
Citigroup, Inc.	13,570	650,953
Goldman Sachs Group, Inc. (The)	1,960	296,449
JPMorgan Chase & Co.	14,510	765,983
State Street Corp.	6,526	425,560
Wells Fargo & Co.	15,830	653,304
		5,889,901

Information Technology — 18.8%
Broadcom Corp. - Class A	13,194	445,429
Cisco Systems, Inc.	28,570	694,537
EMC Corp.	9,890	233,602
Google, Inc. - Class A*	854	751,836
Intel Corp.	32,116	777,850
International Business Machines Corp.	3,345	639,263
Microsoft Corp.	14,245	491,880
Oracle Corp.	21,361	656,210
Qualcomm, Inc.	11,196	683,852
TE Connectivity Ltd. (Switzerland)	7,567	344,601
		5,719,060

Industrials — 14.8%
Danaher Corp.	8,278	523,997
Eaton Corp. PLC (Ireland)	7,876	518,320
General Electric Co.	30,220	700,802
Illinois Tool Works, Inc.	8,876	613,953
Norfolk Southern Corp.	6,170	448,250
Stanley Black & Decker, Inc.	5,720	442,156
Union Pacific Corp.	5,197	801,793
United Technologies Corp.	4,865	452,153
		4,501,424

Health Care — 14.4%
Abbott Laboratories	5,990	208,931
Covidien PLC (Ireland)	8,240	517,802
Express Scripts Holding Co.*	11,512	710,175
McKesson Corp.	6,997	801,156
Merck & Co., Inc.	11,920	553,684
Novartis AG ADR†	4,790	338,701
Pfizer, Inc.	21,770	609,778
UnitedHealth Group, Inc.	9,822	643,145
		4,383,372

Consumer Discretionary — 10.5%
Coach, Inc.	7,610	434,455
Genuine Parts Co.	5,152	402,217
Home Depot, Inc. (The)	4,168	322,895
McDonald's Corp.	3,151	311,949
Ross Stores, Inc.	9,358	606,492
Time Warner Cable, Inc.	6,550	736,744
Yum! Brands, Inc.	5,549	384,768
		3,199,520

Energy — 9.3%
Chevron Corp.	4,988	590,280
ConocoPhillips	11,295	683,348
Ensco PLC - Class A (United Kingdom)	11,787	685,060
Exxon Mobil Corp.	6,690	604,442
Phillips 66	4,567	269,042
		2,832,172

Consumer Staples — 6.6%
Altria Group, Inc.	14,070	492,309
PepsiCo, Inc.	3,787	309,739
Philip Morris International, Inc.	10,222	885,430
Walgreen Co.	7,500	331,499
		2,018,977

Telecommunication Services — 1.2%
Vodafone Group PLC ADR,
(United Kingdom)	12,836	368,907

Utilities — 1.1%
NextEra Energy, Inc.	4,130	336,512

Materials — 0.8%
CF Industries Holdings, Inc.	1,460	250,389
Total Common Stocks		$29,500,234

Investment Funds— 4.4%
Invesco Government & Agency
Portfolio, Institutional Class**	341,424	341,424
Touchstone Institutional Money Market Fund^	984,852	984,852
Total Investment Funds		$1,326,276

Total Investment Securities —101.2%
(Cost $25,596,346)		$30,826,510

Liabilities in Excess of Other Assets — (1.2%)		(358,913)

Net Assets — 100.0%		$30,467,597

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2013 was $335,307.

18

Touchstone Large Cap Core Equity Fund (Unaudited) (Continued)

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$29,500,234	$—	$—	$29,500,234
Investment Funds	1,326,276	—	—	1,326,276
				$30,826,510

See accompanying Notes to Financial Statements.

19

Portfolio of Investments

Touchstone Mid Cap Growth Fund – June 30, 2013 (Unaudited)

		Market
	Shares	Value

Common Stocks— 98.5%

Consumer Discretionary — 25.7%
Abercrombie & Fitch Co. - Class A	4,820	$218,105
Allison Transmission Holdings, Inc.	14,770	340,892
AMC Networks, Inc. - Class A*	5,780	378,070
Darden Restaurants, Inc.	3,620	182,738
Discovery Communications, Inc. - Class A*	4,240	327,370
Dollar General Corp.*	4,750	239,543
GameStop Corp. - Class A†	7,460	313,544
Gannett Co., Inc.	11,010	269,305
GNC Holdings, Inc. - Class A	4,960	219,282
Jarden Corp.*	8,255	361,156
Liberty Global PLC- Class A*	3,420	253,354
Mattel, Inc.	10,290	466,240
Mohawk Industries, Inc.*	4,000	449,960
Nordstrom, Inc.	6,530	391,408
NVR, Inc.*	325	299,650
PVH Corp.	1,850	231,342
Starwood Hotels & Resorts Worldwide, Inc.	4,450	281,196
Tiffany & Co.	3,150	229,445
Toll Brothers, Inc.*	7,900	257,777
Wynn Resorts Ltd.	1,880	240,639
		5,951,016

Information Technology — 22.4%
Akamai Technologies, Inc.*	5,540	235,727
Alliance Data Systems Corp.*†	3,740	677,052
Autodesk, Inc.*	7,760	263,374
Check Point Software Technologies Ltd. (Israel)*	4,450	221,075
Equinix, Inc.*	905	167,172
F5 Networks, Inc.*	1,610	110,767
Gartner, Inc.*	4,890	278,681
Juniper Networks, Inc.*	13,750	265,512
LinkedIn Corp. - Class A*	2,105	375,322
Microchip Technology, Inc.	7,040	262,240
NetApp, Inc.	9,060	342,287
NICE Systems Ltd. (Israel) ADR	9,340	344,553
Nuance Communications, Inc.*	6,870	126,271
Red Hat, Inc.*	7,730	369,649
Skyworks Solutions, Inc.*	13,750	300,988
Teradata Corp.*	5,370	269,735
Total System Services, Inc.	13,780	337,334
Xilinx, Inc.	5,810	230,134
		5,177,873

Health Care — 12.3%
Actavis, Inc.*	3,900	492,258
Cardinal Health, Inc.	5,200	245,439
Cooper Cos., Inc. (The)	4,960	590,488
CR Bard, Inc.	4,220	458,630
IDEXX Laboratories, Inc.*	2,740	245,997
Mettler-Toledo International, Inc.*	2,090	420,508
Warner Chilcott PLC - Class A	19,320	384,082
		2,837,402

Industrials — 10.2%
IHS, Inc. - Class A*	3,160	329,841
JB Hunt Transport Services, Inc.	5,200	375,648
Masco Corp.	17,750	345,948
Nielsen Holdings NV	9,440	317,090
Norfolk Southern Corp.	3,040	220,855
SPX Corp.	2,800	201,543
Stanley Black & Decker, Inc.	2,290	177,017
TransDigm Group, Inc.	2,510	393,493
		2,361,435

Energy — 9.9%
CONSOL Energy, Inc.	10,670	289,157
Denbury Resources, Inc.*	19,835	343,542
Ensco PLC - Class A (United Kingdom)	5,230	303,968
Tesoro Corp.	11,460	599,587
Valero Energy Corp.	11,080	385,252
Weatherford International Ltd.*	27,320	374,284
		2,295,790

Materials — 7.5%
Albemarle Corp.	3,690	229,850
Celanese Corp.	2,190	98,111
Crown Holdings, Inc.*	10,570	434,744
Eastman Chemical Co.	4,578	320,478
FMC Corp.	3,760	229,586
MeadWestvaco Corp.	6,050	206,366
Vulcan Materials Co.	4,240	205,258
		1,724,393

Financials — 6.5%
Ameriprise Financial, Inc.	6,570	531,382
CBRE Group, Inc. - Class A*	13,780	321,901
Reinsurance Group of America, Inc.	5,850	404,294
Willis Group Holdings PLC	6,220	253,652
		1,511,229

Consumer Staples — 3.5%
Church & Dwight Co., Inc.	2,360	145,636
WhiteWave Foods Co.- Class A*†	13,340	216,775
Whole Foods Market, Inc.	8,750	450,450
		812,861

Telecommunication Services — 0.5%
SBA Communications Corp. - Class A*	1,440	106,733
Total Common Stocks		$22,778,732

Investment Funds— 7.2%
Invesco Government & Agency
Portfolio, Institutional Class**	1,211,039	1,211,039
Touchstone Institutional Money Market Fund^	448,205	448,205
Total Investment Funds		$1,659,244

20

Touchstone Mid Cap Growth Fund (Unaudited) (Continued)

Market
Value

Total Investment Securities —105.7%
(Cost $21,505,534)	$24,437,976

Liabilities in Excess of Other Assets — (5.7%)	(1,319,304)

Net Assets — 100.0%	$23,118,672

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2013 was $1,196,548.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$22,778,732	$—	$—	$22,778,732
Investment Funds	1,659,244	—	—	1,659,244
				$24,437,976

See accompanying Notes to Financial Statements.

21

Portfolio of Investments

Touchstone Money Market Fund – June 30, 2013 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Variable Rate Demand Notes(A) — 52.2%
$640,000	FBC Chemical Corp. Ser 2000	0.250%	10/01/15	$640,000
1,800,000	Pitkin Co CO IDR (Aspen Skiing Co Proj) Ser A (LOC: JP Morgan Chase Bank NA)	0.070	04/01/16	1,800,000
800,000	IL St Dev Fin Auth Indl (Toyal America Inc.) Ser 1997 (LOC: Bank of
	Tokyo-Mitsubishi UFJ)	0.110	06/01/17	800,000
100,000	Antigo WI IDR (Plaspack USA Proj) Ser 2008 B (LOC: BMO Harris Bank NA)	0.440	12/01/18	99,999
1,000,000	Summit Co OH IDR (S A Comunale Inc Proj) Ser 1999 (LOC: PNC Bank NA)	0.150	06/01/19	1,000,000
139,000	Hopewell Development Co. Ser 2000	0.250	03/01/20	139,000
1,515,000	Phoenix Realty IL Spl Account Rev Ser 1999 (LOC: Northern Trust Company)	0.270	04/01/20	1,515,000
480,000	Milwaukee WI Redev Auth (Kubin Nicholson) Ser 2000 B (LOC: BMO Harris Bank NA)	0.440	08/01/20	480,000
1,425,000	WA St HFC (Brittany Pk) Ser 1996 B (LIQ: FNMA)	0.240	11/01/21	1,425,000
1,500,000	East Baton Rouge Parish LA Pol (Ref Exxon Proj) Ser 1993	0.050	03/01/22	1,500,000
933,000	WAI Enterprises LLC Ser 2004	0.380	06/01/24	933,000
266,000	Fitch Denny Funeral Home, Inc. Ser 2004	0.360	09/01/24	266,000
350,000	Diaz-Upton LLC Ser 2004	0.250	05/01/26	350,000
1,035,000	Mequon WI IDR (Gateway Plastics) Ser 2001 B (LOC: Bank One Wisconsin)	0.230	08/01/26	1,035,000
925,000	Miarko, Inc. Ser 2007	0.210	02/01/27	925,000
480,000	Lexington-Fayette KY Urban Cnty (Eastland Parkway) Ser 2006 (LOC: Traditional Bank, Inc./FHLB)	0.210	09/01/27	480,000
940,000	VT St Edl & Hlth Bldg Ser 2008 A (LOC: TD Banknorth NA)	0.050	10/01/28	940,000
875,000	M&P Richfield LLC Ser 2001	0.210	11/01/28	875,000
200,000	Alameda Co CA IDA Rev (Ettore Prods Co) Ser 2005 B (LOC: Comerica Bank)	0.340	12/01/30	200,000
520,000	Springfield MO IDA (DMP Pptys LLC) Ser 2010 (LOC: Guaranty Bank/FHLB)	0.230	12/01/30	520,000
530,000	Allen Co OH Hosp Facs Rev (Catholic Healthcare) Ser 2008 A (LOC: Bank of America NA)	0.090	10/01/31	530,000
3,200,000	OH St Hgr Edu Fac Rev (Case Western) Ser 2002 A (SPA: Wells Fargo Bank NA)	0.050	10/01/31	3,200,000
855,000	486 Lesser Street LLC Ser 2007	0.170	02/01/32	855,000
1,200,000	Abag CA Fin Auth For Nonprofit (Hsg Gaia Bldg A T) Ser 2000 (LIQ: FNMA)	0.260	09/15/32	1,200,000
340,000	Young Men's Christian Association of Metropolitan Milwaukee, Inc. (The) Ser 2008	0.190	05/01/33	340,000
250,000	Chattanooga TN Hlth Edl & Hsg Fac Bd MFH Ser 2003 B (LIQ: FNMA)	0.180	05/15/33	250,000
1,700,000	OH St Wtr Dev Auth Ser 2010 C (LOC: UBS AG)	0.130	06/01/33	1,700,000
295,000	CA St Infra & Eco Dev BK Rev (Hillview Mental) Ser 2008 B (LOC: Comerica Bank)	0.340	08/01/33	295,000
1,000,000	NY (Subser H 1) Ser 2004 (LOC: Bank of NY Mellon)	0.040	03/01/34	1,000,000
2,300,000	Allen Co OH Hosp Facs Rev (Catholic Healthcare) Ser 2010 C (LOC: Union Bank NA)	0.040	06/01/34	2,300,000
465,000	Butler Co OH Capital Funding Rev (CCAO Low Cost) Ser 2005 B (LOC: US Bank NA)	0.250	06/01/35	465,000
400,000	East Baton Rouge Parish LA IDB (Exxonmobil Proj) Ser 2010 A	0.050	08/01/35	400,000
1,000,000	MS St Business Fin CO (Chevron USA Inc) Ser 2010 L	0.040	11/01/35	1,000,000
1,000,000	MS St Business Fin CO (Chevron USA Inc) Ser 2010 G	0.050	11/01/35	1,000,000
700,000	NY St HFA (Twr 31) Ser 2006 B (LIQ: FHLMC)	0.120	11/01/36	700,000
927,000	Mill Street Village LLC Ser 2006	0.360	01/01/37	927,000
355,000	IL St Fin Auth Rev (Cmnty Action) Ser 2008 B (LOC: BMO Harris Bank NA)	0.440	03/01/37	355,000
240,000	Maricopa Co AZ IDA (San Angelin Apts) Ser 2004 A (LIQ: FNMA)	0.150	05/15/37	240,000
1,900,000	Sarasota Co FL Public Hosp D (Ref Sarasota Mem Hosp) Ser 2008 A (LOC: Northern Trust Company)	0.050	07/01/37	1,900,000
210,000	WA St HFC (Vintage Burien) Ser 2004 B (LIQ: FNMA)	0.270	01/15/38	210,000
1,000,000	WI St Hlth & Edl Fa (Bay Area Med Ctr Inc) Ser 2008 (LOC: BMO Harris Bank NA)	0.070	02/01/38	1,000,000
500,000	Chatom AL IDB (Powersouth Energy Coop) Ser 2012 A (SPA: National Rural Utilities Finance)	0.550	11/15/38	500,000
1,000,000	OH St Hgr Edl Fac Comm Hosp (Cleveland Clinic Hlth Sys) Ser 2013 (LIQ: Bank of NY Mellon Trust)	0.050	01/01/39	1,000,000

22

Touchstone Money Market Fund (Unaudited) (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Variable Rate Demand Notes(A) — 52.2% (Continued)
$1,000,000	Montgomery Co OH Rev (Miami VY Hosp) Ser 2011 C (SPA: Wells Fargo Bank NA)	0.040%	11/15/39	$1,000,000
	Total Variable Rate Demand Notes			$38,289,999

	U.S. Government Agency Obligations— 22.6%
6,600,000	Farmer Mac Discount Notes#	1.000	07/01/13	6,600,000
2,000,000	Overseas Private Investment Corp.(A)(B)	0.140	06/15/17	2,000,000
1,508,772	Overseas Private Investment Corp.(A)(B)	0.140	03/15/24	1,508,772
861,869	Overseas Private Investment Corp.(A)(B)	0.140	03/15/24	861,869
600,000	Overseas Private Investment Corp.(A)(B)	0.140	06/15/30	600,000
5,000,000	Overseas Private Investment Corp.(A)(B)	0.140	06/15/34	5,000,000
	Total U.S. Government Agency Obligations			$16,570,641

	Municipal Bonds— 8.5%
1,000,000	Cuyahoga Co OH Rev Prerefunded Cleveland Clinic Ser 2003 H Pre-refunded @ $100	6.000	07/01/13	1,000,000
300,000	Los Angeles CA Unif Sch Dist UTGO Ser 2003 A Pre-refunded @ $100	5.000	07/01/13	300,000
400,000	Muncie IN BANS UTGO Ser 2012	0.750	07/01/13	400,000
270,000	Will & Kendall Cntys IL Cmnty Prerefunded Sch Bldg UTGO Ser 2003 A Pre-refunded@$100	5.000	07/01/13	270,000
100,000	Manchester CT BANS UTGO Ser 2013	1.000	07/05/13	100,003
100,000	Richmond VA UTGO Ser 2002 A Pre-refunded @ $100	5.000	07/15/13	100,172
390,000	MD St St & Loc Facs UTGO Ser 2003 Pre-refunded @ $100	5.000	08/01/13	391,522
110,000	Miami-Dade County School Board Ser 2003 D Pre-refunded @ $100	5.000	08/01/13	110,419
115,000	Texas Tech Univ Rev Ref & Impt Fing Ser 2003 Pre-refunded @ $100	5.250	08/15/13	115,674
300,000	Woodbridge CT BANS UTGO Ser 2012 B	1.000	08/23/13	300,086
100,000	Pittsburgh PA Public School District UTGO Ser 2003 Pre-refunded @ $100	4.000	09/01/13	100,598
200,000	Henrico Co VA Econ Dev Auth Mtg Westminster Canterbury Ser 2003 A Pre-refunded@$101	5.875	10/01/13	203,744
100,000	Jacksonville FL Sales Tax Reve Better Jacksonville Ser 2003 Pre-refunded @ $100	4.875	10/01/13	101,115
150,000	Kentucky State Property & Building Commission Ser 2003 Pre-refunded @ $100	5.125	10/01/13	151,742
450,000	MO St Brd of Public Bldg Ser 2003 A Pre-refunded @ $100	5.000	10/15/13	455,907
400,000	AMP OH, Inc. BANS (Var Purp) UTGO Ser 2012	1.000	10/24/13	400,283
200,000	MD St Hlth & Hgr Edl Johns Hopkins Hospital Issue Ser 2003 Pre-refunded @ $100	5.000	11/15/13	203,381
100,000	PA State Public Sch Bldg Auth Brownsville Area Sch Ser 2003 Pre-refunded @ $100	4.650	11/15/13	101,567
105,000	NC St Med Care Comm Health Care Facs Rev Ref Univ Hlth Eastn Carolina
	Ser 2008 C Pre-refunded @ $101	6.600	12/01/13	108,733
300,000	Mason OH (Al Neyer, Inc.) UTGO	1.500	01/29/14	300,861
235,000	Wichita KS Temp Nts UTGO	0.550	02/11/14	235,018
200,000	Township of Miami OH Montgomery Co LTGO Ser 2013	1.500	02/13/14	201,043
300,000	Franklin Co OH (Spl Oblg) BANS (Stadium Fac Proj) Ser 2013	0.800	03/07/14	300,610
200,000	Fishers IN Redev Auth Lease Re BANS Revenue Notes Ser 2013	0.750	04/12/14	200,000
100,000	Manchester CT BANS Txbl UTGO Ser 2013	1.000	07/03/14	100,245
	Total Municipal Bonds			$6,252,723

	Corporate Bonds— 7.5%
578,000	National Rural Utilities Cooperative Finance Corp.	5.500	07/01/13	578,000
500,000	Royal Bank of Canada MTN	2.100	07/29/13	500,720
200,000	HSBC Bank PLC 144a	1.625	08/12/13	200,315
500,000	UBS AG	2.250	08/12/13	501,021
282,000	Northern Trust Corp.	5.500	08/15/13	283,813
368,000	Bank of New York Mellon Corp. (The)	5.125	08/27/13	370,776
200,000	Canadian Imperial Bank of Commerce	1.450	09/13/13	200,439

23

Touchstone Money Market Fund (Unaudited) (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Corporate Bonds — 7.5% (Continued)
$605,000	International Business Machines Corp.	6.500%	10/15/13	$615,772
100,000	National Rural Utilities Cooperative Finance Corp.	1.125	11/01/13	100,233
513,000	Caterpillar Financial Services Corp. MTN	1.550	12/20/13	516,035
100,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank	1.850	01/10/14	100,768
500,000	Royal Bank of Canada	1.125	01/15/14	502,313
288,000	JPMorgan Chase & Co. MTN	2.050	01/24/14	290,741
750,000	Toyota Motor Credit Corp. MTN(B)	0.289	02/24/14	750,000
	Total Corporate Bonds			$5,510,946

	Commercial Paper— 7.5%
2,500,000	Bank of Tokyo-Mit UFJ(C)	0.130	07/02/13	2,499,991
3,000,000	NSTAR Electric(C)	0.170	07/03/13	2,999,972
	Total Commercial Paper			$5,499,963

	Certificate of Deposit— 1.7%
500,000	Bank of Nova Scotia/Houston(B)	0.390	08/15/13	500,000
300,000	Bank of Tokyo-Mit UFJ Ltd/New York NY(B)	0.881	03/07/14	300,825
400,000	Canadian Imperial Bank of Commerce/New York NY(B)	0.285	03/21/14	400,000
	Total Certificate of Deposit			$1,200,825

	Total Investment Securities —100.0%
	(Cost $73,325,097)			$73,325,097

	Other Assets in Excess of Liabilities — 0.0%			11,767

	Net Assets — 100.0%			$73,336,864

(A)	Demand Feature - Maturities shown are the final maturities, not the date on which principal could be recovered through the demand feature.

(B)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2013.

(C)	Rate reflects yield at the time of purchase.

#	Zero coupon bond - Rate shown reflects effective yield to maturity at time of purchase.

Portfolio Abbreviations:

BANS - Bond Anticipation Notes	HFC - Housing Finance Commission	LIQ - Liquidity Agreement

CCAO - County Commissioners' Association of Ohio	IDA - Industrial Development Authority/Agency	LTGO - Limited Tax General Obligation

FHLB - Federal Home Loan Bank	IDB - Industrial Development Board	MFH - Multi-Family Housing

FHLMC - Federal Home Loan Mortgage Association	IDR - Industrial Development Revenue	MTN - Medium Term Note

FNMA - Federal National Mortgage Association	LLC - Limited Liability Company	SPA - Stand-by Purchase Agreement

HFA - Housing Finance Authority/Agency	LOC - Letter of Credit	UTGO - Unlimited Tax General Obligation

24

Touchstone Money Market Fund (Unaudited) (Continued)

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, this security was valued at $200,315 or 0.3% of net assets. This security was deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Variable Rate Demand Notes	$—	$38,289,999	$—	$38,289,999
U.S. Government Agency Obligations	—	16,570,641	—	16,570,641
Municipal Bonds	—	6,252,723	—	6,252,723
Corporate Bonds	—	5,510,946	—	5,510,946
Commercial Paper	—	5,499,963	—	5,499,963
Certificate of Deposit	—	1,200,825	—	1,200,825
				$73,325,097

See accompanying Notes to Financial Statements.

25

Portfolio of Investments

Touchstone Third Avenue Value Fund – June 30, 2013 (Unaudited)

		Market
	Shares	Value

Common Stocks— 96.5%

United States — 50.5%
American Eagle Outfitters, Inc.	15,170	$277,004
Applied Materials, Inc.	33,310	496,652
Bank of New York Mellon Corp. (The)	81,758	2,293,312
Bristow Group, Inc.	13,580	887,046
Comerica, Inc.	22,735	905,535
Crimson Wine Group Ltd.*	6,077	51,746
Devon Energy Corp.	30,416	1,577,982
Forest City Enterprises, Inc. - Class A*	15,604	279,468
Intel Corp.	16,350	395,997
Investment Technology Group, Inc.*	36,993	517,162
KeyCorp	54,225	598,644
Leucadia National Corp.	69,910	1,833,040
Pioneer Energy Services Corp.*	57,364	379,750
Rofin-Sinar Technologies, Inc.*	24,065	600,181
SEACOR Holdings, Inc.†	9,545	792,712
Tellabs, Inc.	226,250	447,975
Tidewater, Inc.	14,000	797,580
Weyerhaeuser Co. REIT	34,960	996,010
White Mountains Insurance Group Ltd.	1,970	1,132,632
		15,260,428

Canada — 10.1%
Brookfield Asset Management, Inc. - Class A	39,237	1,413,317
Canfor Corp.*	27,000	475,330
Cenovus Energy, Inc.	19,200	547,584
Encana Corp.†	35,785	606,198
		3,042,429

France — 9.3%
Nexans SA	21,224	1,006,832
Sanofi	7,417	768,674
Vivendi SA	55,123	1,043,969
		2,819,475

Japan — 7.6%
Toyota Industries Corp.	55,900	2,288,304

Hong Kong — 5.4%
Cheung Kong Holdings Ltd.	76,000	1,030,834
Hutchison Whampoa Ltd.	59,000	620,348
		1,651,182

Sweden — 4.3%
Investor AB	48,786	1,311,659

Korea — 3.7%
POSCO ADR†	17,360	1,129,789

Germany — 2.8%
Daimler AG	13,825	836,508

China — 2.8%
Pargesa Holding SA	12,531	836,461
Total Common Stocks		$29,176,235
Investment Funds— 6.0%

Invesco Government & Agency
Portfolio, Institutional Class**	1,689,822	$1,689,822
Touchstone Institutional Money Market Fund^	122,512	122,512
Total Investment Funds		$1,812,334

Total Investment Securities —102.5%
(Cost 25,917,149)		$30,988,569

Liabilities in Excess of Other Assets — (2.5%)		(751,210)

Net Assets — 100.0%		$30,237,359

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2013 was $1,664,651.

Portfolio Abbreviation:

ADR - American Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Assets:

Common Stocks	$29,176,235	$—	$—	$29,176,235
Investment Funds	1,812,334	—	—	1,812,334
				$30,988,569

At June 30, 2013, equity securities valued at $8,431,931 were transferred from Level 2 to Level 1 pursuant to the Fund's fair valuation policy.

See accompanying Notes to Financial Statements.

26

Portfolio of Investments

Touchstone Aggressive ETF Fund – June 30, 2013 (Unaudited)

		Market
Shares		Value

	Exchange Traded Funds — 98.3%
7,060	iShares Core S&P 500 ETF	$1,136,448
25,670	iShares Core Total US Bond Market ETF	2,751,824
22,970	iShares MSCI EAFE Index Fund	1,318,019
47,850	iShares S&P 500 Growth Index Fund†	4,019,879
36,170	iShares S&P 500 Value Index Fund	2,740,601
4,290	iShares S&P MidCap 400 Growth Index Fund	552,423
8,360	iShares S&P MidCap 400/BARRA Value Index Fund†	846,617
6,170	iShares S&P SmallCap 600 Value Index Fund†	576,525
1,290	iShares S&P SmallCap 600/BARRA
	Growth Index Fund†	124,924
	Total Exchange Traded Funds	$14,067,260

	Investment Funds — 5.1%
534,307	Invesco Government & Agency Portfolio, Institutional Class**	534,307
202,887	Touchstone Institutional Money Market Fund^	202,887
	Total Investment Funds	$737,194

	Total Investment Securities —103.4%
	(Cost $12,774,647)	$14,804,454

	Liabilities in Excess of Other Assets — (3.4%)	(487,062)

	Net Assets — 100.0%	$14,317,392

**	Represents collateral for securities loaned.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2013 was $522,245.

Portfolio Abbreviations:

ETF - Exchange Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$14,067,260	$—	$—	$14,067,260
Investment Funds	737,194	—	—	737,194
				$14,804,454

See accompanying Notes to Financial Statements.

27

Portfolio of Investments

Touchstone Conservative ETF Fund – June 30, 2013 (Unaudited)

		Market
Shares		Value

	Exchange Traded Funds — 98.4%
45,850	iShares Barclays 1-3 Year Treasury Bond Fund	$3,864,238
6,270	iShares Core S&P 500 ETF	1,009,282
116,700	iShares Core Total US Bond Market ETF	12,510,240
16,240	iShares MSCI EAFE Index Fund	931,851
36,780	iShares S&P 500 Growth Index Fund	3,089,888
27,270	iShares S&P 500 Value Index Fund	2,066,248
3,730	iShares S&P MidCap 400 Growth Index Fund	480,312
4,790	iShares S&P MidCap 400/BARRA Value Index Fund†	485,083
5,380	iShares S&P SmallCap 600 Value Index Fund†	502,707
2,370	iShares S&P SmallCap 600/BARRA
	Growth Index Fund†	229,511
	Total Exchange Traded Funds	$25,169,360

	Investment Funds — 3.9%
455,650	Invesco Government & Agency Portfolio, Institutional Class**	455,650
534,228	Touchstone Institutional Money Market Fund^	534,228
	Total Investment Funds	$989,878

	Total Investment Securities —102.3%
	(Cost $24,748,262)	$26,159,238

	Liabilities in Excess of Other Assets — (2.3%)	(576,299)

	Net Assets — 100.0%	$25,582,939

**	Represents collateral for securities loaned.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2013 was $444,663.

Portfolio Abbreviations:

ETF - Exchange Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$25,169,360	$—	$—	$25,169,360
Investment Funds	989,878	—	—	989,878
				$26,159,238

See accompanying Notes to Financial Statements.

28

Portfolio of Investments

Touchstone Enhanced ETF Fund – June 30, 2013 (Unaudited)

		Market
Shares		Value

	Exchange Traded Funds — 98.2%
2,690	iShares Core Total US Bond Market ETF	$288,368
4,830	iShares MSCI EAFE Index Fund	277,145
3,570	iShares S&P 500 Growth Index Fund	299,916
30,850	iShares S&P 500 Value Index Fund	2,337,504
17,860	iShares S&P MidCap 400 Growth Index Fund	2,299,832
22,970	iShares S&P MidCap 400/BARRA Value Index Fund†	2,326,172
25,740	iShares S&P SmallCap 600 Value Index Fund†	2,405,146
3,210	iShares S&P SmallCap 600/BARRA Growth Index Fund	310,856
	Total Exchange Traded Funds	$10,544,939

	Investment Funds — 25.6%
2,616,248	Invesco Government & Agency Portfolio, Institutional Class**	2,616,248
124,853	Touchstone Institutional Money Market Fund^	124,853
	Total Investment Funds	$2,741,101

	Total Investment Securities —123.8%
	(Cost $12,301,679)	$13,286,040

	Liabilities in Excess of Other Assets — (23.8%)	(2,551,164)

	Net Assets — 100.0%	$10,734,876

**	Represents collateral for securities loaned.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2013 was $2,556,134.

Portfolio Abbreviations:

ETF - Exchange Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$10,544,939	$—	$—	$10,544,939
Investment Funds	2,741,101	—	—	2,741,101
				$13,286,040

See accompanying Notes to Financial Statements.

29

Portfolio of Investments

Touchstone Moderate ETF Fund – June 30, 2013 (Unaudited)

		Market
Shares		Value

	Exchange Traded Funds — 98.4%
15,360	iShares Core S&P 500 ETF	$2,472,499
150,650	iShares Core Total US Bond Market ETF	16,149,680
46,660	iShares MSCI EAFE Index Fund	2,677,352
104,630	iShares S&P 500 Growth Index Fund	8,789,966
83,220	iShares S&P 500 Value Index Fund	6,305,579
9,250	iShares S&P MidCap 400 Growth Index Fund	1,191,122
16,090	iShares S&P MidCap 400/BARRA Value Index Fund	1,629,434
13,370	iShares S&P SmallCap 600 Value Index Fund	1,249,294
3,810	iShares S&P SmallCap 600/BARRA Growth Index Fund†	368,960
	Total Exchange Traded Funds	$40,833,886

	Investment Funds — 1.7%
218,900	Invesco Government & Agency Portfolio, Institutional Class**	218,900
483,296	Touchstone Institutional Money Market Fund^	483,296
	Total Investment Funds	$702,196

	Total Investment Securities —100.1%
	(Cost $35,534,333)	$41,536,082

	Liabilities in Excess of Other Assets — (0.1%)	(34,773)

	Net Assets — 100.0%	$41,501,309

**	Represents collateral for securities loaned.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2013 was $213,048.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$40,833,886	$—	$—	$40,833,886
Investment Funds	702,196	—	—	702,196
				$41,536,082

See accompanying Notes to Financial Statements.

30

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31

Statements of Assets and Liabilities

June 30, 2013 (Unaudited)

	Touchstone
	Baron Small	Touchstone	Touchstone	Touchstone
	Cap Growth	Core Bond	High Yield	Large Cap Core
	Fund	Fund	Fund	Equity Fund
Assets
Investments, at cost	$10,963,282	$52,409,486	$14,636,918	$25,596,346
Affiliated securities, at market value	$—	$1,036,074	$—	$984,852
Non-affiliated securities, at market value	21,911,977	50,907,369	14,795,395	29,841,658
Investments, at market value (A)	$21,911,977	$51,943,443	$14,795,395	$30,826,510
Cash	—	35	—	—
Dividends and interest receivable	12,723	319,382	262,295	69,904
Receivable for capital shares sold	182	632	—	1,533
Receivable for investments sold	169,015	—	230,210	—
Securities lending income receivable	396	30	132	1
Receivable from Investment Advisor	—	—	—	—
Tax reclaim receivable	—	—	—	—
Other assets	1,354	1,498	1,431	1,445
Total Assets	22,095,647	52,265,020	15,289,463	30,899,393

Liabilities
Bank overdrafts	33,558	—	355,172	—
Payable for return of collateral for securities on loan	1,218,012	70,414	92,635	341,424
Payable for capital shares redeemed	5,805	8,389	12,499	2,925
Payable for investments purchased	—	2,680,136	66,173	—
Payable to Investment Advisor	17,623	22,566	8,562	20,449
Payable to other affiliates	34,759	49,298	45,126	55,547
Payable to Trustees	2,430	2,350	2,357	2,323
Payable for professional services	9,172	11,355	9,813	8,856
Other accrued expenses and liabilities	2,301	16,894	8,390	272
Total Liabilities	1,323,660	2,861,402	600,727	431,796

Net Assets	$20,771,987	$49,403,618	$14,688,736	$30,467,597

Net assets consist of:
Paid-in capital	$6,351,939	$47,959,874	$12,468,887	$33,621,799
Accumulated net investment income (loss)	331,914	2,022,861	2,760,166	723,444
Accumulated net realized gains (losses) on investments and foreign currency	3,139,439	(113,074)	(698,794)	(9,107,810)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	10,948,695	(466,043)	158,477	5,230,164
Net assets applicable to shares outstanding	$20,771,987	$49,403,618	$14,688,736	$30,467,597

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,033,191	4,644,193	1,835,616	2,648,450
Net asset value, offering price and redemption price per share	$20.10	$10.64	$8.00	$11.50

(A) Includes market value of securities on loan of:	$1,166,976	$67,667	$88,762	$335,307

See accompanying Notes to Financial Statements.

32

Statements of Assets and Liabilities (Unaudited) (Continued)

Touchstone	Touchstone	Touchstone	Touchstone	Touchstone	Touchstone	Touchstone
Mid Cap	Money Market	Third Avenue	Aggressive ETF	Conservative	Enhanced ETF	Moderate ETF
Growth Fund	Fund	Value Fund	Fund	ETF Fund	Fund	Fund

$21,505,534	$73,325,097	$25,917,149	$12,774,647	$24,748,262	$12,301,679	$35,534,333
$448,205	$—	$122,512	$202,887	$534,228	$124,853	$483,296
23,989,771	73,325,097	30,866,057	14,601,567	25,625,010	13,161,187	41,052,786
$24,437,976	$73,325,097	$30,988,569	$14,804,454	$26,159,238	$13,286,040	$41,536,082
—	—	—	—	—	—	—
12,058	146,330	16,182	70,365	52,649	45,629	151,042
1,427	60,809	185	—	—	111	—
80,412	3,000,428	1,351,036	—	—	33,619	132,026
198	—	779	1,440	1,468	1,709	2,359
—	74,903	—	13,998	4,700	18,169	—
357	—	19,215	—	—	—	—
1,358	1,324	1,875	1,310	1,369	1,301	1,766
24,533,786	76,608,891	32,377,841	14,891,567	26,219,424	13,386,578	41,823,275

—	2,979,608	—	—	—	—	—
1,211,039	—	1,689,822	534,307	455,650	2,616,248	218,900
752	2,092	9,080	961	2,147	3,028	2,904
144,756	200,674	362,000	—	119,913	—	—
13,196	—	8,061	—	—	—	13,884
28,459	75,251	56,614	27,314	46,615	20,825	75,150
2,327	2,334	2,346	2,357	2,333	2,344	2,220
9,654	9,374	9,376	8,299	8,436	8,388	8,833
4,931	2,694	3,183	937	1,391	869	75
1,415,114	3,272,027	2,140,482	574,175	636,485	2,651,702	321,966

$23,118,672	$73,336,864	$30,237,359	$14,317,392	$25,582,939	$10,734,876	$41,501,309

$18,482,730	$73,337,775	$26,347,862	$11,779,180	$22,776,854	$17,115,059	$37,531,982
(43,685)	—	(47,611)	326,792	484,728	219,204	1,011,269
1,747,185	(911)	(1,133,755)	181,613	910,381	(7,583,748)	(3,043,691)
2,932,442	—	5,070,863	2,029,807	1,410,976	984,361	6,001,749
$23,118,672	$73,336,864	$30,237,359	$14,317,392	$25,582,939	$10,734,876	$41,501,309

1,451,637	73,327,258	1,612,381	1,184,272	2,054,821	1,121,678	3,044,498
$15.93	$1.00	$18.75	$12.09	$12.45	$9.57	$13.63

$1,196,548	$—	$1,664,651	$522,245	$444,663	$2,556,134	$213,048

33

Statements of Operations

For the Six Months Ended Ended June 30, 2013 (Unaudited)

	Touchstone			Touchstone
	Baron Small	Touchstone	Touchstone	Large Cap
	Cap Growth	Core Bond	High Yield	Core Equity
	Fund	Fund	Fund	Fund
Investment Income
Dividends from affiliated securities	$61	$499	$96	$271
Dividends from non-affiliated securities(A)	162,690	5,870	4,064	401,700
Interest	—	717,866	950,605	—
Income from securities loaned	7,082	312	1,078	27
Total Investment Income	169,833	724,547	955,843	401,998

Expenses
Investment advisory fees	106,023	141,168	70,663	114,165
Administration fees	20,195	51,334	28,265	35,128
Compliance fees and expenses	730	730	730	730
Custody fees	335	856	695	856
Professional fees	8,756	11,425	9,945	9,485
Transfer Agent fees	40	66	63	67
Reports to Shareholders	1,627	3,220	2,371	1,882
Shareholder servicing fees	23,224	23,998	28,265	33,371
Trustee fees	5,736	5,646	5,660	5,624
Other expenses	3,941	20,153	11,836	4,399
Total Expenses	170,607	258,596	158,493	205,707
Fees waived and/or reimbursed by the Advisor and/or Affiliates(B)	(14,097)	(1,927)	(10,101)	(30,068)
Net Expenses	156,510	256,669	148,392	175,639

Net Investment Income (Loss)	13,323	467,878	807,451	226,359

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	599,099	(313,793)	715,213	4,309,002
Net realized loss on foreign currency	—	—	—	—
Net change in unrealized appreciation (depreciation) on investments	2,426,961	(1,848,245)	(1,211,819)	(384,056)
Net change in unrealized depreciation on foreign currency transactions	—	—	—	—

Net Realized and Unrealized Gain (Loss) on Investments	3,026,060	(2,162,038)	(496,606)	3,924,946

Change in Net Assets Resulting from Operations	$3,039,383	$(1,694,160)	$310,845	$4,151,305

(A) Net of foreign tax withholding of:	$246	$—	$—	$2,064

(B) See Note 4 in Notes to Financial Statements.

See accompanying Notes to Financial Statements.

34

Statements of Operations (Unaudited) (Continued)

Touchstone	Touchstone	Touchstone		Touchstone
Mid Cap	Money	Third Avenue	Touchstone	Conservative	Touchstone	Touchstone
Growth	Market	Value	Aggressive ETF	ETF	Enhanced ETF	Moderate ETF
Fund	Fund	Fund	Fund	Fund	Fund	Fund

$268	$—	$533	$60	$117	$40	$174
101,365	—	467,288	137,454	208,264	87,963	398,725
—	57,577	—	—	—	—	—
3,575	—	18,223	5,006	4,470	8,917	11,762
105,208	57,577	486,044	142,520	212,851	96,920	410,661

88,627	36,465	126,170	29,198	50,284	21,909	84,981
23,634	40,449	31,543	14,599	25,142	10,955	42,490
730	730	730	730	730	729	730
2,210	728	5,280	388	778	356	899
9,713	8,846	10,190	7,878	8,349	7,950	8,994
969	61	62	42	42	43	62
2,394	1,897	1,978	1,585	1,886	1,568	2,245
17,725	50,645	36,274	18,249	31,428	13,693	48,864
5,633	5,634	5,648	5,664	5,638	5,653	5,519
4,085	4,309	4,599	2,663	2,981	2,525	3,537
155,720	149,764	222,474	80,996	127,258	65,381	198,321
(6,827)	(94,211)	(37,950)	(26,250)	(32,974)	(24,302)	(38,982)
148,893	55,553	184,524	54,746	94,284	41,079	159,339

(43,685)	2,024	301,520	87,774	118,567	55,841	251,322

1,512,166	(21)	2,380,630	399,023	743,590	422,609	1,879,898
—	—	(4,705)	—	—	—	—
1,202,093	—	(615,551)	723,104	(271,915)	635,690	271,346
—	—	(595)	—	—	—	—
2,714,259	(21)	1,759,779	1,122,127	471,675	1,058,299	2,151,244

$2,670,574	$2,003	$2,061,299	$1,209,901	$590,242	$1,114,140	$2,402,566

$462	$—	$40,122	$—	$—	$—	$—

35

Statements of Changes in Net Assets

	Touchstone		Touchstone		Touchstone
	Baron Small Cap		Core Bond		High Yield
	Growth Fund		Fund		Fund
	For the	For the	For the	For the	For the	For the
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	June 30, 2013	December 31,	June 30, 2013	December 31,	June 30, 2013	December 31,
	(Unaudited)	2012	(Unaudited)	2012	(Unaudited)	2012
From Operations
Net investment income (loss)	$13,323	$325,719	$467,878	$1,371,400	$807,451	$1,955,576
Net realized gain (loss) on investments	599,099	2,561,628	(313,793)	393,380	715,213	343,513
Net change in unrealized appreciation (depreciation) on investments	2,426,961	432,908	(1,848,245)	1,033,623	(1,211,819)	1,399,959
Change in Net Assets from Operations	3,039,383	3,320,255	(1,694,160)	2,798,403	310,845	3,699,048

Distributions to Shareholders from:
Net investment income	—	—	—	(1,620,940)	—	(2,081,108)
Net realized gains	—	(3,241,819)	—	(1,510,404)	—	—
Total Distributions	—	(3,241,819)	—	(3,131,344)	—	(2,081,108)

Share Transactions
Proceeds from shares sold	2,302,895	2,492,466	743,194	1,859,769	1,726,266	8,163,689
Reinvestment of distributions	—	3,241,819	—	3,131,344	—	2,081,108
Cost of shares redeemed	(2,695,323)	(7,420,866)	(2,730,585)	(6,081,861)	(17,173,068)	(9,229,040)
Change in Net Assets from Share Transactions	(392,428)	(1,686,581)	(1,987,391)	(1,090,748)	(15,446,802)	1,015,757

Total Increase (Decrease) in Net Assets	2,646,955	(1,608,145)	(3,681,551)	(1,423,689)	(15,135,957)	2,633,697

Net Assets
Beginning of period	18,125,032	19,733,177	53,085,169	54,508,858	29,824,693	27,190,996
End of period	$20,771,987	$18,125,032	$49,403,618	$53,085,169	$14,688,736	$29,824,693

Accumulated Net Investment Income (Loss)	$331,914	$318,591	$2,022,861	$1,554,983	$2,760,166	$1,952,715

Share Transactions
Shares issued	122,069	134,351	68,519	163,664	209,469	1,026,501
Shares reinvested	—	189,913	—	279,832	—	259,814
Shares redeemed	(140,375)	(397,215)	(248,707)	(535,845)	(2,098,009)	(1,143,363)
Change from Share Transactions	(18,306)	(72,951)	(180,188)	(92,349)	(1,888,540)	142,952

See accompanying Notes to Financial Statements.

36

Statements of Changes in Net Assets (Continued)

Touchstone		Touchstone
Large Cap		Mid Cap Growth
Core Equity Fund		Fund
For the	For the	For the	For the
Six Months	Year	Six Months	Year
Ended	Ended	Ended	Ended
June 30, 2013	December 31,	June 30, 2013	December 31,
(Unaudited)	2012	(Unaudited)	2012

$226,359	$500,292	$(43,685)	$(20,951)
4,309,002	3,038,387	1,512,166	2,519,228
(384,056)	382,496	1,202,093	1,537,729
4,151,305	3,921,175	2,670,574	4,036,006

—	(524,998)	—	—
—	—	—	—
—	(524,998)	—	—

4,984,518	5,213,050	2,113,356	4,855,173
—	524,998	—	—
(11,490,753)	(8,788,476)	(3,906,975)	(7,123,626)
(6,506,235)	(3,050,428)	(1,793,619)	(2,268,453)

(2,354,930)	345,749	876,955	1,767,553

32,822,527	32,476,778	22,241,717	20,474,164
$30,467,597	$32,822,527	$23,118,672	$22,241,717

$723,444	$497,085	$(43,685)	$—

423,960	534,438	136,201	364,229
—	52,291	—	—
(1,028,178)	(885,021)	(250,886)	(527,753)
(604,218)	(298,292)	(114,685)	(163,524)

37

Statements of Changes in Net Assets (Continued)

	Touchstone		Touchstone		Touchstone
	Money Market		Third Avenue		Aggressive ETF
	Fund		Value Fund		Fund
	For the	For the	For the	For the	For the	For the
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	June 30, 2013	December 31,	June 30, 2013	December 31,	June 30, 2013	December 31,
	(Unaudited)	2012	(Unaudited)	2012	(Unaudited)	2012
From Operations
Net investment income	$2,024	$4,204	$301,520	$515,431	$87,774	$241,237
Net realized gain (loss) on investments and foreign currency transactions	(21)	—	2,375,925	4,531,566	399,023	890,456
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	—	—	(616,146)	1,061,294	723,104	855,192
Change in Net Assets from Operations	2,003	4,204	2,061,299	6,108,291	1,209,901	1,986,885

Distributions to Shareholders from:
Net investment income	(2,024)	(4,204)	—	—	—	(254,657)
Net realized gains	—	—	—	—	—	—
Total Distributions	(2,024)	(4,204)	—	—	—	(254,657)

Share Transactions
Proceeds from shares sold	47,773,824	34,014,781	361,865	876,707	373,388	375,117
Reinvestment of distributions	2,024	4,204	—	—	—	254,657
Cost of shares redeemed	(13,593,767)	(45,392,215)	(3,805,335)	(8,126,828)	(1,225,743)	(6,311,934)
Change in Net Assets from Share Transactions	34,182,081	(11,373,230)	(3,443,470)	(7,250,121)	(852,355)	(5,682,160)

Total Increase (Decrease) in Net Assets	34,182,060	(11,373,230)	(1,382,171)	(1,141,830)	357,546	(3,949,932)

Net Assets
Beginning of period	39,154,804	50,528,034	31,619,530	32,761,360	13,959,846	17,909,778
End of period	$73,336,864	$39,154,804	$30,237,359	$31,619,530	$14,317,392	$13,959,846

Accumulated Net Investment Income (Loss)	$—	$—	$(47,611)	$(349,131)	$326,792	$239,018

Share Transactions
Shares issued	47,773,824	34,014,781	19,359	54,184	32,208	34,557
Shares reinvested	2,024	4,204	—	—	—	23,004
Shares redeemed	(13,593,767)	(45,392,215)	(203,976)	(503,763)	(102,476)	(581,622)
Change from Share Transactions	34,182,081	(11,373,230)	(184,617)	(449,579)	(70,268)	(524,061)

See accompanying Notes to Financial Statements.

38

Statements of Changes in Net Assets (Continued)

Touchstone		Touchstone		Touchstone
Conservative ETF		Enhanced ETF		Moderate ETF
Fund		Fund		Fund
For the	For the	For the	For the	For the	For the
Six Months	Year	Six Months	Year	Six Months	Year
Ended	Ended	Ended	Ended	Ended	Ended
June 30, 2013	December 31,	June 30, 2013	December 31,	June 30, 2013	December 31,
(Unaudited)	2012	(Unaudited)	2012	(Unaudited)	2012

$118,567	$372,251	$55,841	$165,456	$251,322	$769,175
743,590	1,167,912	422,609	1,626,356	1,879,898	1,583,860
(271,915)	16,429	635,690	(279,196)	271,346	1,902,065
590,242	1,556,592	1,114,140	1,512,616	2,402,566	4,255,100

—	(400,125)	—	(84,834)	—	(830,074)
—	(383,118)	—	—	—	—
—	(783,243)	—	(84,834)	—	(830,074)

5,157,246	4,441,109	28,418	126,978	911,662	1,194,076
—	783,243	—	84,834	—	830,074
(3,700,719)	(5,630,504)	(1,332,500)	(2,328,017)	(4,041,080)	(8,385,882)
1,456,527	(406,152)	(1,304,082)	(2,116,205)	(3,129,418)	(6,361,732)

2,046,769	367,197	(189,942)	(688,423)	(726,852)	(2,936,706)

23,536,170	23,168,973	10,924,818	11,613,241	42,228,161	45,164,867
$25,582,939	$23,536,170	$10,734,876	$10,924,818	$41,501,309	$42,228,161

$484,728	$366,161	$219,204	$163,363	$1,011,269	$759,947

416,242	362,537	3,119	15,506	66,898	94,883
—	64,084	—	9,853	—	64,597
(297,879)	(458,352)	(144,123)	(282,378)	(298,036)	(660,657)
118,363	(31,731)	(141,004)	(257,019)	(231,138)	(501,177)

39

Financial Highlights

Touchstone Baron Small Cap Growth Fund

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	June 30, 2013		Year Ended December 31,
	(Unaudited)		2012	2011	2010	2009	2008
Net asset value at beginning of period	$17.24		$17.55	$16.74	$13.40	$10.08	$20.52
Income (loss) from investment operations:
Net investment income (loss)	0.02		0.31	(0.15)	(0.06)	(0.08)	(0.07)
Net realized and unrealized gains (losses) on investments	2.84		3.02	0.96	3.40	3.40	(7.11)
Total from investment operations	2.86		3.33	0.81	3.34	3.32	(7.18)
Distributions from:
Realized capital gains	—		(3.64)	—	—	—	(3.26)
Net asset value at end of period	$20.10		$17.24	$17.55	$16.74	$13.40	$10.08
Total return(A)	16.59	%(B)	19.17%	4.84%	24.93%	32.94%	(33.64%)
Ratios and supplemental data:
Net assets at end of period (000's)	$20,772		$18,125	$19,733	$24,581	$20,329	$14,243
Ratio to average net assets:
Net expenses	1.55	%(C)	1.55%	1.55%	1.55%	1.55%	1.55%
Gross expenses	1.69	%(C)	1.69%	1.63%	1.62%	1.81%	1.84%
Net investment Income (loss)	0.13	%(C)	1.71%	(0.79%)	(0.43%)	(0.81%)	(0.51%)
Portfolio turnover rate	5	%(B)	15%	15%	18%	9%	7%

Touchstone Core Bond Fund

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
June 30,
2013	Year Ended December 31,
(Unaudited)	2012	2011	2010	2009	2008
Net asset value at beginning of period	$11.00	$11.09	$10.73	$10.37	$9.49	$10.33
Income (loss) from investment operations:
Net investment income	0.10	0.29	0.37	(D)	0.38	0.39	0.54
Net realized and unrealized gains (losses) on investments	(0.46)	0.30	0.53	0.40	1.02	(0.88)
Total from investment operations	(0.36)	0.59	0.90	0.78	1.41	(0.34)
Distributions from:
Net investment income	—	(0.35)	(0.30)	(0.42)	(0.48)	(0.50)
Realized capital gains	—	(0.33)	(0.24)	—	(0.05)	—
Total distributions	—	(0.68)	(0.54)	(0.42)	(0.53)	(0.50)
Net asset value at end of period	$10.64	$11.00	$11.09	$10.73	$10.37	$9.49
Total return(A)	(3.27	%)(B)	5.28%	8.45%	7.57%	14.90%	(3.26%)
Ratios and supplemental data:
Net assets at end of period (000's)	$49,404	$53,085	$54,509	$40,408	$38,586	$35,435
Ratio to average net assets:
Net expenses	1.00	%(C)	1.00%	0.93%	0.91%	1.00%	1.00%
Gross expenses	1.01	%(C)	1.00%	0.93%	0.91%	1.02%	1.03%
Net investment income	1.82	%(C)	2.55%	3.29%	3.50%	3.67%	4.75%
Portfolio turnover rate	246	%(B)	404%	419%	487%	422%	171%

(A)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
(B)	Not annualized.

(C)	Annualized.

(D)	The net investment income per share is based on average shares outstanding for the period.

See accompanying Notes to Financial Statements.

40

Financial Highlights (Continued)

Touchstone High Yield Fund

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	June 30,
	2013		Year Ended December 31,
	(Unaudited)		2012	2011	2010	2009	2008
Net asset value at beginning of period	$8.01		$7.59	$7.86	7.64	$5.52	$7.94
Income (loss) from investment operations:
Net investment income	0.23	(A)	0.54	0.74	0.72	0.67	0.21
Net realized and unrealized gains (losses) on investments	(0.24)		0.48	(0.26)	0.25	1.92	(2.14)
Total from investment operations	(0.01)		1.02	0.48	0.97	2.59	(1.93)
Distributions from:
Net investment income	—		(0.60)	(0.75)	(0.75)	(0.47)	(0.49)
Net asset value at end of period	$8.00		$8.01	$7.59	7.86	$7.64	$5.52
Total return(B)	(0.13	%)(C)	13.45%	6.08%	12.65%	46.90%	(24.31%)
Ratios and supplemental data:
Net assets at end of period (000's)	$14,689		$29,825	$27,191	32,552	$35,038	$29,081
Ratio to average net assets:
Net expenses	1.05	%(D)	1.05%	1.05%	1.05%	1.05%	1.05%
Gross expenses	1.12	%(D)	1.10%	1.05%	1.05%	1.05%	1.15%
Net investment income	5.71	%(D)	6.47%	6.96%	7.57%	8.72%	8.01%
Portfolio turnover rate	27	%(C)	48%	55%	56%	61%	52%

Touchstone Large Cap Core Equity Fund

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	June 30,
	2013			Year Ended December 31,
	(Unaudited)		2012	2011		2010	2009	2008
Net asset value at beginning of period	$10.09		$9.15	$9.04		$8.20	$6.69	$11.22
Income (loss) from investment operations:
Net investment income (loss)	0.07	(A)	0.17	0.12	(A)	0.18	0.09	(0.05)
Net realized and unrealized gains (losses) on investments	1.34		0.93	0.15	(E)	0.82	1.52	(3.92)
Total from investment operations	1.41		1.10	0.27		1.00	1.61	(3.97)
Distributions from:
Net investment income	—		(0.16)	(0.16)		(0.16)	(0.10)	(0.07)
Realized capital gains	—		—	—		—	—	(0.49)
Total distributions	—		(0.16)	(0.16)		(0.16)	(0.10)	(0.56)
Net asset value at end of period	$11.50		$10.09	$9.15		$9.04	$8.20	$6.69
Total return(B)	13.97	%(C)	12.07%	3.02%		12.20%	24.06%	(35.20%)
Ratios and supplemental data:
Net assets at end of period (000's)	$30,468		$32,823	$32,477		$43,120	$63,316	$49,265
Ratio to average net assets:
Net expenses	1.00	%(D)	1.00%	1.00%		1.00%	1.00%	1.00%
Gross expenses	1.17	%(D)	1.16%	1.13%		1.04%	1.06%	1.10%
Net investment income (loss)	1.29	%(D)	1.40%	1.29%		1.07%	1.40%	(1.42%)
Portfolio turnover rate	26	%(C)	39%	33%		33%	38%	81%

(A)	The net investment income per share is based on average shares outstanding for the period.

(B)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
(C)	Not annualized.

(D)	Annualized.

(E)	The amounts shown for a share outstanding throughout the period does not accord with the change in net realized and unrealized gains (losses) on investments for the period due to the timing of purchases and sales of fund shares in relation to fluctuating market values during the period.

See accompanying Notes to Financial Statements.

41

Financial Highlights (Continued)

Touchstone Mid Cap Growth Fund

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	June 30,
	2013		Year Ended December 31,
	(Unaudited)		2012	2011	2010	2009	2008
Net asset value at beginning of period	$14.20		$11.84	$13.40	11.04	$7.95	$18.55
Income (loss) from investment operations:
Net investment income (loss)	(0.03)		(0.01)	(0.09)	0.04	0.03	0.02
Net realized and unrealized gains (losses) on investments	1.76		2.37	(1.43)	2.35	3.07	(7.54)
Total from investment operations	1.73		2.36	(1.52)	2.39	3.10	(7.52)
Distributions from:
Net investment income	—		—	(0.04)	(0.03)	(0.01)	—
Realized capital gains	—		—	—	—	—	(3.08)
Total distributions	—		—	(0.04)	(0.03)	(0.01)	(3.08)
Net asset value at end of period	$15.93		$14.20	$11.84	$13.40	$11.04	$7.95
Total return(A)	12.18	%(B)	19.93%	(11.33%)	21.63%	38.99%	(39.70%)
Ratios and supplemental data:
Net assets at end of period (000's)	$23,119		$22,242	$20,474	$28,013	$25,521	$20,713
Ratio to average net assets:
Net expenses	1.26	%(C)	1.26%	1.22%	1.17%	1.16%	1.16%
Gross expenses	1.32	%(C)	1.31%	1.25%	1.27%	1.40%	1.36%
Net investment income (loss)	(0.37	)%(C)	(0.10)%	(0.63)%	0.31%	0.26%	0.06%
Portfolio turnover rate	37	%(B)	78%	141%	60%	71%	73%

Touchstone Money Market Fund

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	June 30, 2013		Year Ended December 31,
	(Unaudited)		2012		2011		2010		2009		2008
Net asset value at beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations:
Net investment income	—	(D)	—	(D)	—	(D)	—	(D)	0.01		0.03
Net realized gains (losses) on investments	—		—		(—	)(D)	—	(D)	—	(D)	—
Total from investment operations	—	(D)	—	(D)	—	(D)	—	(D)	0.01		0.03
Distributions from:
Net investment income	(—	)(D)	(—	)(D)	(—	)(D)	(—	)(D)	(0.01)		(0.03)
Realized capital gains	—		—		—	(D)	—	(D)	—		—
Total distributions	(—	)(D)	(—	)(D)	(—	)(D)	(—	)(D)	(0.01)		(0.03)
Net asset value at end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return(A)	0.01	%(B)	0.01%		0.02%		0.19%		0.88%		2.99%
Ratios and supplemental data:
Net assets at end of period (000's)	$73,337		$39,155		$50,528		$57,032		$79,749		$52,790
Ratio to average net assets:
Net expenses	0.27	%(C)	0.37%		0.36%		0.53%		0.71	%(E)	0.65%
Gross expenses	0.74	%(C)	0.73%		0.71%		0.65%		0.72%		0.65%
Net investment income	0.01	%(C)	0.01%		0.01%		0.02%		0.80%		2.94%

(A)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
(B)	Not annualized.

(C)	Annualized.

(D)	Less than $0.005 per share.

(E)	Absent money market insurance, the ratio of net expenses to average net assets would have been 0.67%.

See accompanying Notes to Financial Statements.

42

Financial Highlights (Continued)

Touchstone Third Avenue Value Fund

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
June 30,
2013	Year Ended December 31,
(Unaudited)	2012	2011	2010	2009	2008
Net asset value at beginning of period	$17.60	$14.58	$17.67	$15.61	$12.93	$26.70
Income (loss) from investment operations:
Net investment income	0.16	0.26	(A)	0.09	(A)	0.25	0.26	0.23
Net realized and unrealized gains (losses) on investments	0.99	2.76	(2.80)	2.90	3.78	(10.68)
Total from investment operations	1.15	3.02	(2.71)	3.15	4.04	(10.45)
Distributions from:
Net investment income	—	—	(0.38)	(1.09)	(0.29)	(0.31)
Realized capital gains	—	—	—	—	(1.07)	(3.01)
Total distributions	—	—	(0.38)	(1.09)	(1.36)	(3.32)
Net asset value at end of period	$18.75	$17.60	$14.58	$17.67	$15.61	$12.93
Total return(B)	6.59	%(C)	20.71%	(15.31%)	20.20%	31.39%	(38.50%)
Ratios and supplemental data:
Net assets at end of period (000's)	$30,237	$31,620	$32,761	$52,578	$53,505	$58,109
Ratio to average net assets:
Net expenses	1.17	%(D)	1.17%	1.17%	1.17%	1.13%	1.06%
Gross expenses	1.41	%(D)	1.39%	1.32%	1.87	%(E)	1.34%	1.34%
Net investment income	1.91	%(D)	1.58%	0.52%	0.93%	1.17%	1.08%
Portfolio turnover rate	22	%(C)	28%	4%	10%	4%	12%

(A)	The net investment income per share is based on average shares outstanding for the period.

(B)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
(C)	Not annualized.

(D)	Annualized.

(E)	Absent PFIC Tax expenses, the ratio of gross expenses to average net assets would have been 1.37%.

See accompanying Notes to Financial Statements.

43

Financial Highlights (Continued)

Touchstone Aggressive ETF Fund

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	June 30, 2013		Year Ended December 31,
	(Unaudited)		2012	2011		2010	2009	2008
Net asset value at beginning of period	$11.13		$10.07	$10.22		$9.17	$7.80	$12.70
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.26	0.16		0.14	(0.09)	0.26
Net realized and unrealized gains (losses) on investments	0.87		1.01	(0.16	)(A)	1.07	1.78	(4.00)
Total from investment operations	0.96		1.27	—		1.21	1.69	(3.74)
Distributions from:
Net investment income	—		(0.21)	(0.15)		(0.16)	(0.20)	(0.25)
Realized capital gains	—		—	—		—	(0.12)	(0.91)
Total distributions	—		(0.21)	(0.15)		(0.16)	(0.32)	(1.16)
Net asset value at end of period	$12.09		$11.13	$10.07		$10.22	$9.17	$7.80
Total return(B)	8.63	%(C)	12.59%	(0.05%)		13.19%	21.72%	(29.12%)
Ratios and supplemental data:
Net assets at end of period (000's)	$14,317		$13,960	$17,910		$19,341	$17,470	$7,361
Ratio to average net assets:
Net expenses(D)	0.75	%(E)	0.75%	0.75%		0.75%	0.75%	0.75%
Gross expenses(D)	1.11	%(E)	1.07%	1.04%		1.07%	1.21%	1.25%
Net investment income (loss)(D)	1.20	%(E)	1.56%	1.50%		1.54%	(2.18%)	2.15%
Portfolio turnover rate	9	%(C)	11%	40%		44%	45%	20%

Touchstone Conservative ETF Fund

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	June 30, 2013		Year Ended December 31,
	(Unaudited)		2012	2011	2010	2009	2008
Net asset value at beginning of period	$12.15		$11.77	$11.60	$10.90	$10.17	$11.92
Income (loss) from investment operations:
Net investment income (loss)	0.05		0.20	0.22	0.24	(0.04)	0.53
Net realized and unrealized gains (losses) on investments	0.25		0.59	0.18	0.72	1.24	(1.67)
Total from investment operations	0.30		0.79	0.40	0.96	1.20	(1.14)
Distributions from:
Net investment income	—		(0.21)	(0.23)	(0.26)	(0.36)	(0.34)
Realized capital gains	—		(0.20)	—	—	(0.11)	(0.27)
Total distributions	—		(0.41)	(0.23)	(0.26)	(0.47)	(0.61)
Net asset value at end of period	$12.45		$12.15	$11.77	$11.60	$10.90	$10.17
Total return(B)	2.47	%(C)	6.74%	3.44%	8.81%	11.79%	(9.49%)
Ratios and supplemental data:
Net assets at end of period (000's)	$25,583		$23,536	$23,169	$23,066	$22,626	$10,835
Ratio to average net assets:
Net expenses(D)	0.75	%(E)	0.75%	0.75%	0.75%	0.75%	0.75%
Gross expenses(D)	1.01	%(E)	1.01%	0.99%	1.00%	1.10%	1.14%
Net investment income (loss)(D)	0.94	%(E)	1.58%	1.76%	1.95%	(2.61%)	3.10%
Portfolio turnover rate	19	%(C)	22%	28%	21%	40%	39%

(A)	The amounts shown for a share outstanding throughout the period does not accord with the change in net realized and unrealized gains (losses) on investments for the period due to the timing of purchases and sales of fund shares in relation to fluctuating market values during the period.
(B)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Ratio does not include income and expenses of the underlying funds.
(E)	Annualized.

See accompanying Notes to Financial Statements.

44

Financial Highlights (Continued)

Touchstone Enhanced ETF Fund

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	June 30, 2013			Year Ended December 31,
	(Unaudited)		2012	2011	2010	2009	2008
Net asset value at beginning of period	$8.65		$7.64	$8.03	$7.34	$6.19	$13.88
Income (loss) from investment operations:
Net investment income	0.07		0.14	0.07	0.09	0.17	0.13
Net realized and unrealized gains (losses) on investments	0.85		0.94	(0.39)	0.75	1.20	(4.69)
Total from investment operations	0.92		1.08	(0.32)	0.84	1.37	(4.56)
Distributions from:
Net investment income	—		(0.07)	(0.07)	(0.15)	(0.22)	(0.15)
Realized capital gains	—		—	—	—	—	(2.98)
Total distributions	—		(0.07)	(0.07)	(0.15)	(0.22)	(3.13)
Net asset value at end of period	$9.57		$8.65	$7.64	$8.03	$7.34	$6.19
Total return(A)	10.64	%(B)	14.11%	(4.01%)	11.50%	22.17%	(31.40%)
Ratios and supplemental data:
Net assets at end of period (000's)	$10,735		$10,925	$11,613	$14,305	$17,403	$19,557
Ratio to average net assets:
Net expenses(C)	0.75	%(D)	0.75%	0.75%	0.75%	0.75%	0.75%
Gross expenses(C)	1.19	%(D)	1.16%	1.12%	1.07%	1.14%	1.06%
Net investment income(C)	1.02	%(D)	1.46%	0.65%	0.68%	1.50%	1.54%
Portfolio turnover rate	37	%(B)	98%	101%	121%	75%	78%

Touchstone Moderate ETF Fund

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	June 30, 2013			Year Ended December 31,
	(Unaudited)		2012	2011	2010	2009	2008
Net asset value at beginning of period	$12.89		$11.96	$11.99	$11.01	$9.67	$12.60
Income (loss) from investment operations:
Net investment income	0.10		0.27	0.21	0.23	0.19	0.17
Net realized and unrealized gains (losses) on investments	0.64		0.92	0.01	1.01	1.50	(2.74)
Total from investment operations	0.74		1.19	0.22	1.24	1.69	(2.57)
Distributions from:
Net investment income	—		(0.26)	(0.25)	(0.26)	(0.35)	(0.21)
Realized capital gains	—		—	—	—	—	(0.15)
Total distributions	—		(0.26)	(0.25)	(0.26)	(0.35)	(0.36)
Net asset value at end of period	$13.63		$12.89	$11.96	$11.99	$11.01	$9.67
Total return(A)	5.74	%(B)	9.94%	1.84%	11.25%	17.44%	(20.34%)
Ratios and supplemental data:
Net assets at end of period (000's)	$41,501		$42,228	$45,165	$53,492	$52,504	$33,476
Ratio to average net assets:
Net expenses(C)	0.75	%(D)	0.75%	0.75%	0.75%	0.75%	0.75%
Gross expenses(C)	0.93	%(D)	0.92%	0.91%	0.89%	0.92%	0.94%
Net investment income(C)	1.18	%(D)	1.74%	1.73%	1.79%	2.37%	2.85%
Portfolio turnover rate	8	%(B)	9%	17%	19%	24%	29%

(A)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
(B)	Not annualized.
(C)	Ratio does not include income and expenses of the underlying funds.
(D)	Annualized.

See accompanying Notes to Financial Statements.

45

Notes to Financial Statements

June 30, 2013 (Unaudited)

1. Organization

The Touchstone Variable Series Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust pursuant to a Declaration of Trust dated February 7, 1994. The Trust consists of the following eleven funds (individually, a “Fund,” and collectively, the “Funds”):

Touchstone Baron Small Cap Growth Fund (“Baron Small Cap Growth Fund”)

Touchstone Core Bond Fund (“Core Bond Fund”)

Touchstone High Yield Fund (“High Yield Fund”)

Touchstone Large Cap Core Equity Fund (“Large Cap Core Equity Fund”)

Touchstone Mid Cap Growth Fund (“Mid Cap Growth Fund”)

Touchstone Money Market Fund (“Money Market Fund”)

Touchstone Third Avenue Value Fund (“Third Avenue Value Fund”)

Touchstone Aggressive ETF Fund (“Aggressive ETF Fund”)

Touchstone Conservative ETF Fund (“Conservative ETF Fund”)

Touchstone Enhanced ETF Fund (“Enhanced ETF Fund”)

Touchstone Moderate ETF Fund (“Moderate ETF Fund”)

Each Fund is an open-end, diversified, management investment company, with the exception of the Third Avenue Value Fund, which is an open-end, non-diversified, management investment company.

The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. Shares of beneficial interest of each Fund are available as a funding vehicle for the separate accounts of life insurance companies issuing variable annuity and variable life insurance policies. As of June 30, 2013, outstanding shares were issued to separate accounts of Western-Southern Life Assurance Company, Integrity Life Insurance Company, National Integrity Life Insurance Company, and Columbus Life Insurance Company, which are all part of The Western & Southern Financial Group (“Western-Southern”), and the majority of the outstanding shares of the Trust were collectively owned by affiliates of Western-Southern and certain supplemental executive retirement plans sponsored by Western-Southern and its affiliates.

All Funds offer a single class of shares. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goals, policies, and strategies along with information on the classes of shares currently being offered.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Security valuation and fair value measurements— All investments in securities are recorded at their estimated fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. Generally accepted accounting principles in the United States (“U.S. GAAP”) establish a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

46

Notes to Financial Statements (Unaudited) (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of June 30, 2013 for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments or tabular presentation, which also includes a breakdown of the Fund’s investments by portfolio, geographic or sector allocation, or credit quality. The Funds did not hold any Level 3 categorized securities during the six months ended June 30, 2013.

All transfers in and out of the levels are recognized at the value at the end of the period. During the six months ended June 30, 2013, there were no transfers between Levels 1, 2 and 3 for all Funds, except as shown in the Portfolio of Investments for the Third Avenue Value Fund.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price, and to the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Debt securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment. Securities for which market quotations or the NOCP are not readily available are fair valued as determined by or under the direction of the Board of Trustees and are categorized in Level 3. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds and are categorized in Level 1. The prices for foreign securities are reported in local currency and translated into U.S. dollars using currency exchange rates.

Level 2 Valuation— Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value. This may cause the value of the security on the books of the Funds to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the NAV of the Funds. Any debt securities held by the Funds for which market quotations are not readily available are generally priced at their most recent bid prices as obtained from one or more of the major market makers for such securities.

Level 3 Valuation— Securities held by the Funds that do not have readily available market quotations, or securities for which the available market quotations are not reliable, are priced at their fair value using procedures approved by the Funds’ Board of Trustees. The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

47

Notes to Financial Statements (Unaudited) (Continued)

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Certain Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Fund’s fees and expenses.

Foreign currency translation— The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2)	purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Forward foreign currency contracts— A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

For the six months ended June 30, 2013, there were no open forward foreign currency contracts.

Portfolio securities loaned — Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian in an amount at least equal to the market value of the loaned securities. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the

48

Notes to Financial Statements (Unaudited) (Continued)

securities loaned plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved investment vehicle.

As of June 30, 2013, the following Funds loaned securities and received collateral as follows:

	Market Value of	Market Value of
	Securities	Collateral
Fund	Loaned	Received
Baron Small Cap Growth Fund	$1,166,976	$1,218,012
Core Bond Fund	67,667	70,414
High Yield Fund	88,762	92,635
Large Cap Core Equity Fund	335,307	341,424
Mid Cap Growth Fund	1,196,548	1,211,039
Third Avenue Value Fund	1,664,651	1,689,822
Aggressive ETF Fund	522,245	534,307
Conservative ETF Fund	444,663	455,650
Enhanced ETF Fund	2,556,134	2,616,248
Moderate ETF Fund	213,048	218,900

All collateral received as cash is received, held and administered by the Funds’ custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees, or retain a portion of interest or dividends on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned.

Unrealized gain or loss on the market value of the securities loaned that may occur during the term of the loan is recognized by the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

When-issued or delayed delivery transactions— Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Share valuation— The NAV per share of each Fund is calculated daily by dividing the total value of a Fund’s assets, less liabilities, by its number of outstanding shares.

Investment income— Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted.

Distributions to shareholders— Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Each Fund, except the Money Market Fund, declares and distributes net investment

49

Notes to Financial Statements (Unaudited) (Continued)

income, if any, annually as a dividend to shareholders. The Money Market Fund declares distributions from net investment income on a daily basis and distributes as a dividend to shareholders on a monthly basis.

Allocations—Expenses not directly billed to a Fund are allocated proportionally among all the Funds in the Trust, and/or Touchstone Investment Trust, Touchstone Funds Group Trust, Touchstone Tax-Free Trust, Touchstone Institutional Funds Trust and Touchstone Strategic Trust, daily in relation to net assets of each Fund or another reasonable measure.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. Investment Transactions

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended June 30, 2013:

	Baron Small
	Cap Growth	Core Bond	High Yield
	Fund	Fund	Fund
Purchases of investment securities	$994,553	$10,698,913	$7,083,869
Proceeds from sales and maturities	$1,218,083	$5,594,322	$21,177,481

	Large Cap	Mid Cap	Third Avenue
	Core Equity	Growth	Value
	Fund	Fund	Fund
Purchases of investment securities	$8,609,169	$8,474,355	$6,463,536
Proceeds from sales and maturities	$15,091,518	$10,286,352	$7,609,607

	Aggressive	Conservative	Enhanced	Moderate
	ETF Fund	ETF Fund	ETF Fund	ETF Fund
Purchases of investment securities	$1,319,380	$6,110,662	$4,065,076	$3,374,563
Proceeds from sales and maturities	$2,183,668	$4,651,501	$5,324,941	$6,369,896

For the six months ended June 30, 2013, purchases and proceeds from sales and maturities in U.S. Government Securities for the Core Bond Fund were $113,027,733 and $119,537,228, respectively.

4. Transactions with Affiliates and Other Related Parties

Certain officers of the Trust are also officers of Touchstone Advisors, Inc. (the “Advisor”),Touchstone Securities, Inc. (the “Underwriter”) or BNY Mellon Investment Servicing (U.S) Inc. (“BNY Mellon”), the Sub-Administrator and Transfer Agent to the Funds. Such officers receive no compensation from the Trust. The Advisor and the Underwriter are each wholly-owned, indirect subsidiaries of The Western & Southern Financial Group, Inc.

MANAGEMENT & EXPENSE LIMITATIONS AGREEMENTS

The Advisor provides general investment supervisory services for the Funds, under terms of an advisory agreement (“the Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below.

50

Notes to Financial Statements (Unaudited) (Continued)

Baron Small Cap Growth Fund	1.05%
Core Bond Fund	0.55% on the first $100 million
0.50% of the next $100 million
0.45% of the next $100 million
0.40% of such assets in excess of $300 million
High Yield Fund	0.50% on the first $100 million
0.45% of the next $100 million
0.40% of the next $100 million
0.35% of such assets in excess of $300 million
Large Cap Core Equity Fund	0.65% on the first $100 million
0.60% of the next $100 million
0.55% of the next $100 million
0.50% of such assets in excess of $300 million
Mid Cap Growth Fund	0.75% on the first $500 million
0.70% of the next $500 million
0.65% of such assets in excess of $1 billion
Money Market Fund	0.18%
Third Avenue Value Fund	0.80% on the first $100 million
0.75% of the next $100 million
0.70% of the next $100 million
0.65% of such assets in excess of $300 million
Aggressive ETF Fund	0.40% on the first $50 million
Conservative ETF Fund	0.38% of the next $50 million
Enhanced ETF Fund	0.36% of such assets in excess of $100 million
Moderate ETF Fund

The Advisor has entered into investment sub-advisory agreements with the following parties (each, a “Sub-Advisor”):

BAMCO, Inc	Todd Asset Management, LLC
Baron Small Cap Growth Fund	Large Cap Core Equity Fund
Aggressive ETF Fund
Conservative ETF Fund
Enhanced ETF Fund
Fort Washington Investment Advisors, Inc.*	Moderate ETF Fund
Core Bond Fund
High Yield Fund
Money Market Fund

Third Avenue Management, LLC	Westfield Capital Management Company, L.P.
Third Avenue Value Fund	Mid Cap Growth Fund

* Affiliate of the Advisor and Western-Southern

The Advisor, not the Funds, pays sub-advisory fees to each Sub-Advisor.

The Advisor entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit operating expenses of the Funds excluding: dividend expenses on short sales; interest; taxes; brokerage commissions; other expenditures which are capitalized in accordance with GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business. The maximum operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to separately waive advisory fees, and administration fees and to reimburse expenses in order to maintain the following expense limitations for the Funds:

Fund
Baron Small Cap Growth Fund	1.55%
Core Bond Fund	1.00%
High Yield Fund	1.05%

51

Notes to Financial Statements (Unaudited) (Continued)

Fund
Large Cap Core Equity Fund	1.00%
Mid Cap Growth Fund	1.26%
Money Market Fund	0.75%
Third Avenue Value Fund	1.17%
Aggressive ETF Fund	0.75%
Conservative ETF Fund	0.75%
Enhanced ETF Fund	0.75%
Moderate ETF Fund	0.75%

These expense limitations will remain in effect for all funds until at least April 29, 2014.

For the Money Market Fund, in addition to the above expense cap, the Advisor has voluntarily agreed to temporarily waive all or a portion of their fees, to the extent necessary to maintain the Fund’s yield. There is no guarantee that the Advisor will continue to waive such fees in the future.

During the six months ended June 30, 2013, the Advisor or affiliates waived investment advisory fees and administration fees or reimbursed expenses of the Funds as follows:

	Investment		Shareholder
	Advisory	Administration	Servicing
Fund	Fees Waived	Fees Waived	Fees Waived
Baron Small Cap Growth Fund	$—	$14,097	$—
Core Bond Fund	—	1,927	—
High Yield Fund	—	10,101	—
Large Cap Core Equity Fund	—	30,068	—
Mid Cap Growth Fund	—	6,827	—
Money Market Fund	3,117	40,449	50,645
Third Avenue Value Fund	—	31,543	6,407
Aggressive ETF Fund	—	14,599	11,651
Conservative ETF Fund	—	25,142	7,832
Enhanced ETF Fund	—	10,954	13,348
Moderate ETF Fund	—	38,982	—

Under the terms of the Expense Limitation Agreement, the Advisor is entitled to recover, subject to approval by the Funds’ Board of Trustees, such amounts waived or reimbursed for a period of up to three years from the year in which the Advisor reduced its compensation or assumed expenses for the Funds. No recoupment will occur unless the Fund’s operating expenses are below the expense limitation amount.

As of June 30, 2013, the Advisor may seek recoupment of previously waived and reimbursed fees as follows:

	Expiration	Expiration
	December 31,	June 30,
Fund	2015	2016
Baron Small Cap Growth Fund	$19,452	$14,097
Core Bond Fund	1,794	1,927
High Yield Fund	13,922	10,101
Large Cap Core Equity Fund	38,996	30,068
Mid Cap Growth Fund	9,780	6,827
Money Market Fund	—	—
Third Avenue Value Fund	50,398	31,543
Aggressive ETF Fund	35,309	14,599
Conservative ETF Fund	41,861	25,142
Enhanced ETF Fund	31,994	10,954
Moderate ETF Fund	49,581	38,982

52

Notes to Financial Statements (Unaudited) (Continued)

The Advisor did not recoup any amounts it previously waived or reimbursed during the six months ended June 30, 2013.

ADMINISTRATION AGREEMENT

The Advisor entered into an Administration Agreement with the Trust, whereby the Advisor is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to, and filings with, the Securities and Exchange Commission (the “SEC”) and state securities authorities, as well as materials for meetings of the Board of Trustees; calculating the daily NAV per share; and maintaining the financial books and records of each Fund. For its services, the Advisor receives an annual fee of 0.20% of the Trust’s aggregate net assets up to $1 billion, 0.16% of the next $1 billion of aggregate net assets and 0.12% on assets in excess of $2 billion. This fee is allocated among the Funds on the basis of relative daily net assets.

The Advisor has engaged BNY Mellon as the Sub-Administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon, BNY Mellon maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, BNY Mellon receives a monthly fee per shareholder account from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by BNY Mellon, including, but not limited to, postage and supplies.

PLANS OF DISTRIBUTION

The Trust has adopted a Shareholder Services Plan under which shares of each Fund may directly or indirectly bear expenses for shareholder services provided. The Fund will incur and/or reimburse expenses for shareholder services at an annual rate not to exceed 0.25% of the average daily net assets.

UNDERWRITING AGREEMENT

The Underwriter acts as exclusive agent for the distribution of the Funds’ shares. The Underwriter receives no compensation under this agreement.

AFFILIATED INVESTMENTS

Each Fund, except the Money Market Fund, may invest in the Touchstone Institutional Money Market Fund, subject to compliance with several conditions set forth in an exemptive order received by the Trust from the SEC. To the extent that the Funds are invested in the Touchstone Institutional Money Market Fund, the Advisor and Administrator will be paid additional fees from the Touchstone Institutional Money Market Fund that will not be waived or reimbursed.

A summary of each Fund’s investment, as applicable, in the Touchstone Institutional Money Market Fund for the six months ended June 30, 2013, is as follows:

	Share Activity
	Balance			Balance		Value
	12/31/12	Purchases	Sales	06/30/13	Dividends	06/30/13
Baron Small Cap Growth Fund	—	2,224,432	(2,224,432)	—	$61	$—
Core Bond Fund	1,256,823	21,594,908	(21,815,657)	1,036,074	499	1,036,074

53

Notes to Financial Statements (Unaudited) (Continued)

	Share Activity
	Balance			Balance		Value
	12/31/12	Purchases	Sales	06/30/13	Dividends	06/30/13
High Yield Fund	356,558	5,338,336	(5,694,894)	—	$96	$—
Large Cap Core Equity Fund	874,476	7,855,276	(7,744,900)	984,852	271	984,852
Mid Cap Growth Fund	322,864	6,763,819	(6,638,478)	448,205	268	448,205
Third Avenue Value Fund	3,163,317	3,734,875	(6,775,680)	122,512	533	122,512
Aggressive ETF Fund	197,183	1,322,239	(1,316,535)	202,887	60	202,887
Conservative ETF Fund	345,921	7,882,674	(7,694,367)	534,228	117	534,228
Enhanced ETF Fund	192,182	925,868	(993,197)	124,853	40	124,853
Moderate ETF Fund	680,942	3,144,415	(3,342,061)	483,296	174	483,296

5. Federal Tax Information

Federal income tax— It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is the Fund’s policy to distribute all of its taxable income and accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years ended December 31, 2012 and December 31, 2011 was as follows:

	Baron Small Cap						Large Cap
	Growth Fund		Core Bond Fund		High Yield Fund		Core Equity Fund
	2012	2011	2012	2011	2012	2011	2012	2011
From ordinary income	$—	$—	$2,816,097	$2,148,434	$2,081,108	$2,427,279	$524,998	$570,931
From long-term capital gains	3,241,819	—	315,247	458,686	—	—	—	—
Total distributions	$3,241,819	$—	$3,131,344	$2,607,120	$2,081,108	$2,427,279	$524,998	$570,931

					Third Avenue
	Mid Cap Growth Fund		Money Markey Fund		Value Fund
	2012	2011	2012	2011	2012	2011
From ordinary income	$—	$72,756	$4,204	$7,132	$—	$840,849
From long-term capital gains	—	—	—	—	—	—
Total distributions	$—	$72,756	$4,204	$7,132	$—	$840,849

	Aggressive		Conservative		Enhanced		Moderate
	ETF Fund		ETF Fund		ETF Fund		ETF Fund
	2012	2011	2012	2011	2012	2011	2012	2011
From ordinary income	$254,657	$254,769	$400,125	$441,810	$84,834	$103,610	$830,074	$928,782
From long-term capital gains	—	—	383,118	—	—	—	—	—
Total distributions	$254,657	$254,769	$783,243	$441,810	$84,834	$103,610	$830,074	$928,782

54

Notes to Financial Statements (Unaudited) (Continued)

The following information is computed on a tax basis for each item as of December 31, 2012:

	Baron Small			Large Cap
	Cap Growth	Core Bond	High Yield	Core Equity
	Fund	Fund	Fund	Fund
Tax cost of portfolio investments	$11,274,435	$54,269,218	$28,434,755	$28,455,523
Gross unrealized appreciation	8,702,682	1,859,891	1,549,042	5,851,736
Gross unrealized depreciation	(173,820)	(482,022)	(178,819)	(1,368,619)
Net unrealized appreciation (depreciation)	8,528,862	1,377,869	1,370,223	4,483,117
Accumulated capital losses	—	—	(1,414,007)	(12,285,709)
Post-October and Qualified Late-Year losses	—	—	—	—
Undistributed ordinary income	318,591	1,760,035	1,952,788	497,085
Undistributed capital gains	2,533,212	—	—	—
Accumulated earnings (deficit)	$11,380,665	$3,137,904	$1,909,004	$(7,305,507)

	Mid Cap	Money Market	Third Avenue
	Growth Fund	Fund	Value Fund
Tax cost of portfolio investments	$20,832,091	$38,829,843	$28,287,959
Gross unrealized appreciation	2,491,196	—	8,400,108
Gross unrealized depreciation	(988,371)	—	(4,343,522)
Net unrealized appreciation (depreciation)	1,502,825	—	4,056,586
Net unrealized appreciation (depreciation) on foreign currency and translation of other assets and liabilities denominated in foreign currency	—	—	38
Accumulated capital losses	—	(890)	(3,509,680)
Post-October and Qualified Late-Year losses	—	—	—
Undistributed ordinary income	—	—	1,281,254
Undistributed capital gains	462,543	—	—
Accumulated deficit	$1,965,368	$(890)	$1,828,198

	Aggressive	Conservative	Enhanced	Moderate
	ETF Fund	ETF Fund	ETF Fund	ETF Fund
Tax cost of portfolio investments	$13,388,216	$25,620,241	$12,991,476	$39,922,541
Gross unrealized appreciation	1,306,703	1,682,891	361,301	5,730,403
Gross unrealized depreciation	(290,946)	(594,699)	(22,309)	(2,627,520)
Net unrealized appreciation (depreciation)	1,015,757	1,088,192	338,992	3,102,883
Accumulated capital and other losses	—	—	(7,996,678)	(2,296,069)
Post-October and Qualified Late-Year losses	—	—	—	—
Undistributed ordinary income	239,018	367,430	163,363	759,947
Undistributed long-term capital gains	73,536	760,221	—	—
Accumulated earnings (deficit)	$1,328,311	$2,215,843	$(7,494,323)	$1,566,761

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals, investments in passive foreign investment company adjustments and preferred securities.

55

Notes to Financial Statements (Unaudited) (Continued)

As of December 31, 2012, the Funds had the following capital loss carryforwards for federal income tax purposes:

				No	No
				Expiration	Expiration
	2016	2017	2018	Short Term*	Long Term*	Total
High Yield Fund	$—	1,414,007	$—	$—	$—	$1,414,007
Large Cap Core Equity Fund	1,863,206	7,960,612	2,461,891	—	—	12,285,709
Money Market Fund	—	—	—	890	—	890
Third Avenue Value Fund	—	3,509,680	—	—	—	3,509,680
Enhanced ETF Fund	1,004,479	6,992,199	—	—	—	7,996,678
Moderate ETF Fund	—	1,083,646	1,212,423	—	—	2,296,069

* The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. The provisions of the Act became effective for the Funds’ fiscal year ending December 31, 2012. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers may be utilized. Under the Act, new capital losses may now be carried forward indefinitely, and retain the character of the original loss as compared with pre-enactment law, where capital losses could be carried forward up to eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

As of June 30, 2013, the Trust had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

				Net
		Gross	Gross	Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Baron Small Cap Growth Fund	$10,963,282	$11,051,407	$(102,712)	$10,948,695
Core Bond Fund	52,409,486	950,949	(1,416,992)	(466,043)
High Yield Fund	14,636,918	395,464	(236,987)	158,477
Large Cap Core Equity Fund	25,596,346	5,377,276	(147,112)	5,230,164
Mid Cap Growth Fund	21,505,534	3,536,552	(604,110)	2,932,442
Third Avenue Value Fund	25,917,149	7,249,684	(2,178,264)	5,071,420
Aggressive ETF Fund	12,774,647	2,054,010	(24,203)	2,029,807
Conservative ETF Fund	24,748,262	1,427,852	(16,876)	1,410,976
Enhanced ETF Fund	12,301,679	997,004	(12,643)	984,361
Moderate ETF Fund	35,534,333	6,001,749	—	6,001,749

The Funds have analyzed their tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2009 through 2012) and have concluded that no provision for income tax is required in their financial statements.

6. Commitments and Contingencies

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

7. Risks Associated with Foreign Investments

Some of the Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of

56

Notes to Financial Statements (Unaudited) (Continued)

practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.

8. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued.

At a meeting of the Board of Trustees (the “Board”) held on August 22, 2013, the Board, approved a reorganization of the Touchstone Enhanced ETF Fund (the “Enhanced ETF Fund”) into the Touchstone Aggressive ETF Fund (the “Aggressive ETF Fund”), pursuant to an agreement and plan of reorganization. Both Funds are series of the Touchstone Variable Series Trust. The reorganization is subject to approval by the Enhanced ETF Fund’s shareholders. If the shareholders of the Enhanced ETF Fund approve the reorganization, the Enhanced ETF Fund will liquidate by transferring substantially all of its assets and liabilities to the Aggressive ETF Fund. The reorganization is expected occur on or about December 13, 2013.

There were no other subsequent events that necessitated recognition or disclosure on the Funds’ financial statements.

57

Other Items (Unaudited)

Proxy Voting Guidelines

The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors uses in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting the Touchstone website at www.touchstoneinvestments.com or on the Securities and Exchange Commission’s (the Commission) website at www.sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30 is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at www.sec.gov.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; (iii) will be made available to shareholders upon request by calling 1.800.543.0407; or (iv) can be obtained on the Touchstone website at www.touchstoneinvestments.com. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; shareholder servicing fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 through June 30, 2013).

Actual Expenses

The first line of the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the six months ended June 30, 2013” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table below for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Other Items (Unaudited) (Continued)

				Expenses
	Net Expense	Beginning	Ending	Paid During
	Ratio	Account	Account	the Six Months
	Annualized	Value	Value	Ended
	June 30,	January 1,	June 30,	June 30,
	2013	2013	2013	2013*
Touchstone Baron Small Cap Growth Fund
Actual	1.55%	$1,000.00	$1,165.90	$8.32
Hypothetical	1.55%	$1,000.00	$1,017.11	$7.75
Touchstone Core Bond Fund
Actual	1.00%	$1,000.00	$967.30	$4.88
Hypothetical	1.00%	$1,000.00	$1,019.84	$5.01
Touchstone High Yield Fund
Actual	1.05%	$1,000.00	$998.70	$5.20
Hypothetical	1.05%	$1,000.00	$1,019.59	$5.26
Touchstone Large Cap Core Equity Fund
Actual	1.00%	$1,000.00	$1,139.70	$5.31
Hypothetical	1.00%	$1,000.00	$1,019.84	$5.01
Touchstone Mid Cap Growth Fund
Actual	1.26%	$1,000.00	$1,121.80	$6.63
Hypothetical	1.26%	$1,000.00	$1,018.55	$6.31
Touchstone Money Market Fund
Actual	0.27%	$1,000.00	$1,000.10	$1.34
Hypothetical	0.27%	$1,000.00	$1,023.46	$1.35
Touchstone Third Avenue Value Fund
Actual	1.17%	$1,000.00	$1,065.90	$5.99
Hypothetical	1.17%	$1,000.00	$1,018.99	$5.86
Touchstone Aggressive ETF Fund
Actual	0.75%	$1,000.00	$1,086.30	$3.88
Hypothetical	0.75%	$1,000.00	$1,021.08	$3.76
Touchstone Conservative ETF Fund
Actual	0.75%	$1,000.00	$1,024.70	$3.77
Hypothetical	0.75%	$1,000.00	$1,021.08	$3.76
Touchstone Enhanced ETF Fund
Actual	0.75%	$1,000.00	$1,106.40	$3.92
Hypothetical	0.75%	$1,000.00	$1,021.08	$3.76
Touchstone Moderate ETF Fund
Actual	0.75%	$1,000.00	$1,057.40	$3.83
Hypothetical	0.75%	$1,000.00	$1,021.08	$3.76

*	Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [181/365] (to reflect one-half year period).

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Other Items (Unaudited) (Continued)

Advisory Agreement Approval Disclosure

At a meeting held on February 21, 2013, the Board of Trustees (the “Board” or “Trustees”) of the Touchstone Variable Series Trust (the “Trust”), and by a separate vote, the Independent Trustees of the Trust, approved new sub-advisory agreements between Touchstone Advisors, Inc. (the “Advisor”) and Todd Asset Management LLC (“Todd” or the “Sub-Advisor”) with respect to the Touchstone Large Cap Core Equity Fund, Touchstone Aggressive ETF Fund, Touchstone Conservative ETF Fund, Touchstone Enhanced ETF Fund, and Touchstone Moderate ETF Fund (each a “Fund,” and together the “Todd Funds”) (each a “New Sub-Advisory Agreement,” and together the “New Sub-Advisory Agreements”), each a series of the Trust.

The Board was asked to consider approval of the New Sub-Advisory Agreements with Todd as a result of an impending change in control involving Todd-Veredus Asset Management, LLC (“Todd-Veredus”), the current sub-advisor to the Todd Funds. Management explained that on or about February 28, 2013, Todd-Veredus was expected to close its growth division, which consists entirely of individuals from the former Veredus Asset Management, and the ownership interests of those individuals would be retired at that time (the “Transaction”). Management explained that the Transaction would constitute an assignment of the current sub-advisory agreements between the Advisor and Todd-Veredus (together, the “Prior Sub-Advisory Agreements”) with respect to the Todd Funds. If approved by the Board, the New Sub-Advisory Agreements with Todd would become effective immediately after the Transaction.

In approving the New Sub-Advisory Agreements with Todd, the Board considered various factors with respect to the Todd Funds, Todd and the New Sub-Advisory Agreements, among them: (1) the nature, extent and quality of services provided to the Todd Funds, including the personnel providing such services; (2) the Sub-Advisor’s compensation; and (3) the terms of the New Sub-Advisory Agreements, which are substantially similar to those of the Prior Sub-Advisory Agreements. In considering approval of the New Sub-Advisory Agreements, the Board took into account information and materials that the Board had received and considered in connection with its recent approval of the renewal of the Prior Sub-Advisory Agreements in November 2012. That approval, on which the Board voted at its meeting held in person on November 15, 2012, followed a lengthy process during which the Board considered a variety of factors similar to those noted above. The Board’s analysis of the aforementioned factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Services Provided; Investment Personnel. The Board considered information provided by the Advisor regarding the services to be provided to the Todd Funds by the Sub-Advisor. The Board noted that, on a periodic basis, the Board meets with portfolio managers of the Sub-Advisor to discuss the Todd Funds’ performance and the Sub-Advisor’s investment processes and strategies. The Board considered the Sub-Advisor’s level of knowledge and investment style. The Board reviewed the experience and credentials of the applicable investment personnel who are responsible for managing the investment of portfolio securities with respect to the Todd Funds. The Board noted that the management team and investment personnel who currently manage the Todd Funds were not expected to change after the Transaction, and that the Advisor did not anticipate any changes in how the Funds would be managed following the Transaction. The Board also took into account the Advisor’s due diligence review of Todd and its conclusion that the Transaction would not detrimentally affect the Sub-Advisor or its management of the Todd Funds.

Sub-Advisor’s Compensation. The Board took into consideration the financial condition of the Sub-Advisor and any indirect benefits derived by the Sub-Advisor and its affiliates from the Sub-Advisor’s relationship with the Todd Funds. In considering the profitability to the Sub-Advisor of its relationship with the Todd Funds, the Board noted the undertaking of the Advisor to maintain expense limitations for the Todd Funds and also noted that the sub-advisory fees to be paid under the New Sub-Advisory Agreements were identical to the sub-advisory fees currently paid under the Prior Sub-Advisory Agreements. The Board also noted that the sub-advisory fees

60

Other Items (Unaudited) (Continued)

under the New Sub-Advisory Agreements would be paid by the Advisor out of the advisory fees that it receives under its Investment Advisory Agreement. As a consequence, the profitability to the Sub-Advisor of its relationship with the Todd Funds was not a substantial factor in the Board’s deliberations. For similar reasons, the Board did not consider the potential economies of scale in the Sub-Advisor’s management of the Todd Funds to be a substantial factor in its consideration, although the Board noted that the sub-advisory fee schedules for each of the Todd Funds would continue to contain breakpoints that would reduce the sub-advisory fee rates on assets above specified levels as the Fund’s assets increased.

Sub-Advisory Fees and Fund Performance. The Board took into account that following the Transaction the Todd Funds would continue to pay advisory fees to the Advisor and that the Advisor would continue to pay sub-advisory fees to the Sub-Advisor out of the advisory fees it receives from the Funds. The Board noted that the amounts to be retained by the Advisor and the sub-advisory fees to be paid to the Sub-Advisor would not change as a result of the Transaction. The Board also noted that the Advisor had negotiated the sub-advisory fees with the Sub-Advisor at arm’s-length. The Board took into account the performance of theTodd Funds through December 31, 2012 and noted that it reviews on a quarterly basis detailed information about each of Todd Fund’s performance results, portfolio composition and investment strategies. In considering approval of the New Sub-Advisory Agreements, the Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Sub-Advisor.

Conclusion. In reaching its decision to approve the New Sub-Advisory Agreements with respect to the Todd Funds, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Board reached the following conclusions regarding each New Sub-Advisory Agreement, among others: (a) the Sub-Advisor is qualified to manage each Todd Fund’s assets in accordance with the Fund’s investment goals and policies; (b) the Sub-Advisor maintains an appropriate compliance program; (c) each Todd Fund’s advisory and sub-advisory fees are reasonable relative to the services to be provided by the Advisor and the Sub-Advisor; and (d) the Sub-Advisor’s investment strategies are appropriate for pursuing the investment goals of each Todd Fund. Based on its conclusions, the Board determined that approval of the New Sub-Advisory Agreements with respect to the Todd Funds was in the best interests of the Funds and their shareholders.

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62

PRIVACY PROTECTION POLICY

We Respect Your Privacy

Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.

Our Pledge to Our Clients

•	We collect only the information we need to service your account and administer our business.

•	We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.

•	We make every effort to ensure the accuracy of your information.

We Collect the Following Nonpublic Personal Information About You:

•	Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•	Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

Categories of Information We Disclose and Parties to Whom We Disclose

We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.

We Place Strict Limits and Controls on the Use and Sharing of Your Information

•	We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.

•	We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.

•	We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.

•	We will not sell your personal information to anyone.

We May Provide Information to Service Your Account

Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.

This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust, Touchstone Securities, Inc.,* and W&S Brokerage Services, Inc.

* Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.

A Member of Western & Southern Financial Group®

The Privacy Protection Policy is not part of the Semi-Annual Report.

63

TSF-1006-TVST-SAR-1306

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Variable Series Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	08/29/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	08/29/13

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	08/29/13

* Print the name and title of each signing officer under his or her signature.